    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 3, 1998


                                                 File Nos. 33-75764 and 811-8380
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 12

                             SELECT ADVISORS TRUST A
               (Exact Name of Registrant as Specified in Charter)

                        311 PIKE STREET, CINCINNATI, OHIO
                                      45202
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, including Area Code: (513) 361-7900

                                 ANDREW S. JOSEF
                         INVESTORS BANK & TRUST COMPANY
                200 CLARENDON STREET, BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                   copies to:

       Mark Longenecker, Esq.
       Karen McLaughlin, Esq.

       Frost & Jacobs LLP                        Edward G. Harness, Jr.
       2500 East 5th Street                      Touchstone Securities, Inc.
       P.O. Box 5715                             311 Pike Street
       Cincinnati, Ohio 45201-5715               Cincinnati, Ohio 45202

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on January 4, 1999 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Select Advisors Portfolios has also executed this Registration Statement.


Title of Securities Being Registered:  Shares of Beneficial Interest
================================================================================

                           TOUCHSTONE FAMILY OF FUNDS

                             TOUCHSTONE SERIES TRUST
                                   PROSPECTUS
                                 JANUARY 4, 1999

                         TOUCHSTONE EMERGING GROWTH FUND

                      TOUCHSTONE INTERNATIONAL EQUITY FUND

                       TOUCHSTONE INCOME OPPORTUNITY FUND

                           TOUCHSTONE VALUE PLUS FUND

                         TOUCHSTONE GROWTH & INCOME FUND

                            TOUCHSTONE BALANCED FUND

                              TOUCHSTONE BOND FUND

                         TOUCHSTONE STANDBY INCOME FUND

         Neither the Securities and Exchange Commission nor any state securities commission has approved any Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                CONTENTS

                                THE FUNDS


WHAT EVERY INVESTOR                    TOUCHSTONE FAMILY OF FUNDS
SHOULD KNOW ABOUT
THE FUNDS                              RISK/RETURN SUMMARIES
                                                Investments, Risks,
                                                Performance and Fees

                                       INVESTMENT STRATEGIES AND RISKS

                                       THE FUNDS' MANAGEMENT



                                YOUR INVESTMENT
INFORMATION FOR
MANAGING YOUR                          INVESTING WITH TOUCHSTONE
FUND ACCOUNT                                    Opening an Account
                                                Pricing of Fund Shares
                                                Choosing a Class of Shares
                                                Purchasing Your Shares
                                                Selling Your Shares

                                       DISTRIBUTIONS AND TAXES
                                                Distributions
                                                Tax Information



                                FINANCIAL HIGHLIGHTS
HISTORICAL FINANCIAL
INFORMATION                            FINANCIAL HIGHLIGHTS



                                FOR MORE INFORMATION
WHERE TO FIND MORE INFORMATION
ABOUT THE TOUCHSTONE FAMILY            BACK COVER
OF FUNDS

                           TOUCHSTONE FAMILY OF FUNDS

The Touchstone Family of Funds is a group of mutual funds. Each Fund has a different investment goal and risk level and is a part of Touchstone Series Trust (the Trust). Touchstone Advisors, Inc. (the Advisor or Touchstone Advisors) carefully selects professional investment managers (Fund Sub-Advisors) to manage the assets of each Fund.

                              RISK/RETURN SUMMARIES

INVESTMENTS, RISKS, PERFORMANCE AND FEES

The following information is only a summary of important information that you should know about each Fund. More detailed information is included elsewhere in this Prospectus and in the Statement of Additional Information (SAI) and should be read in addition to this summary.

As with any mutual fund, there is no guarantee that any Fund will achieve its goals. Each Fund's share price will fluctuate and you may lose money when selling shares.

A Fund's past performance does not necessarily indicate how that Fund will perform in the future.

A Fund's investment goal(s) may be changed by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.

         An investment in any of the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         TOUCHSTONE EMERGING GROWTH FUND

THE FUND'S INVESTMENT GOAL

     The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily (at least 65%) in the common stocks of smaller, rapidly growing companies. In selecting its investments, the portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value.

     When the portfolio managers believe the following securities offer a good potential for capital growth or income, up to 35% of the Fund's assets may be invested in:

         Larger company stocks

         Preferred stocks

         Convertible bonds

         Other debt securities, including:

                  collateralized mortgage obligations, stripped U.S. government securities and mortgage-related securities, all of which will be rated investment grade

     The Fund may also invest in:

         - Securities of foreign companies traded mainly outside the U.S. (up to 20%)

         - American Depositary Receipts (ADRs) (up to 20%)

         - Emerging markets securities (up to 10%).

[SIDEBAR]

MORE ABOUT EMERGING GROWTH COMPANIES

- Have a total market capitalization less than that of the average company in the Standard & Poor's 500 Composite Stock Price Index (S&P 500)

- Have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates.

[SIDEBAR]

MORE ABOUT MORTGAGE-RELATED SECURITIES
Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by:

- the Government National Mortgage Association (GNMA)

- the Federal National Mortgage Association (FNMA)

- the Federal Home Loan Mortgage Corporation (FHLMC)

- commercial banks

- savings and loan institutions

- mortgage bankers

- private mortgage insurance companies

[SIDEBAR]

MORE ABOUT INVESTMENT GRADE SECURITIES

Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

[SIDEBAR]

MORE ABOUT FOREIGN COMPANIES

A foreign company is organized under the laws of a foreign country and:

- has the principal trading market for its stock in a foreign country.

- derived at least 50% of its revenues or profits from operations in foreign countries or has at least 50% of its assets located in foreign countries.

[SIDEBAR]

WHAT IS AN ADR?

ADRs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

 [SIDEBAR]

MORE ABOUT EMERGING MARKET SECURITIES

Emerging Markets Securities are issued by a company that:

- Is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States).

- Has its principal trading market for its stock in an emerging market country.

- Derives at least 50% of its revenues or profits from operations within emerging market countries or has at least 50% of its assets located in emerging market countries.

THE  KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The stock market as a whole goes down.

- Investment in small cap growth companies falls out of favor with the market.

- The market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued.

- The stocks in the Fund's portfolio are not undervalued as expected.

- The companies in which the Fund invests do not grow as rapidly as expected.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

     This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk for the potential of greater returns. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The bar chart shown below indicates the risks of investing in the Emerging Growth Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR GRAPH]
                  EMERGING GROWTH FUND -- CLASS A PERFORMANCE

                           YEARS   TOTAL RETURN
                           -----   ------------
                           1994*      2.72%
                           1995      22.56%
                           1996      10.56%
                           1997      32.20%

----------
*The Fund started on October 3, 1994.

         During the period shown in the Bar Chart, the highest quarterly return was 17.69% (for the quarter ended June 30, 1997) and the lowest quarterly return was -4.07% (for the quarter ended March 31, 1997).

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Russell 2000 Index and to the CDA/Wiesenberger Small Cap - MF. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The CDA/Wiesenberger Small Cap - MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the Emerging Growth Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                                  Past 12 Months                 Since Fund Started
Emerging Growth Fund -- Class A                        24.7%                            18.5%

Emerging Growth Fund -- Class C                        30.7%                            19.4%

Russell 2000 Index                                     22.4%

CDA/Wiesenberger Small Cap - MF

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM      Class A Shares        Class C Shares
YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering             5.75%                  None
price)(1)

Maximum Deferred Sales Charge (Load) (as
a percentage of amount redeemed)(2)                 None                 1.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                    0.80%                 0.80%

Distribution (12b-1) Fees                          0.25%                 1.00%

Other Expenses                                     3.15%                 3.15%

Total Annual Fund Operating Expenses               4.20%                 4.95%

Fee Waiver and/or Expense Reimbursement(3)         1.95%                 2.70%

Net Expenses                                       1.50%                 2.25%


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following example should help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                         Class A Shares                 Class C Shares
---------------- -------------------------------- ---------------------------
1 Year           $  719                           $  228

3 Years          $1,545                           $1,246

5 Years          $2,384                           $2,265

10 Years         $4,542                           $4,816



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                      TOUCHSTONE INTERNATIONAL EQUITY FUND

THE FUND'S INVESTMENT GOAL

     The International Equity Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES

     The Fund invests primarily (at least 80%) in equity securities of foreign companies and will invest in at least three countries outside the United States. A large portion of those non-U.S. equity securities may be issued by companies active in emerging markets countries.

     The Fund may invest in emerging markets securities (up to 40%).

     The Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20%), including non-investment grade debt securities rated as low as B.

[SIDEBAR]

YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.

YOU CAN FIND MORE ABOUT EMERGING MARKET SECURITIES ON PAGE __.

[SIDEBAR]

MORE ABOUT NON-INVESTMENT GRADE SECURITIES

Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

THE KEY RISKS

     You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

     - The stock market as a whole goes down.

     - Investment in non-U.S. companies falls out of favor with investors.

     - A foreign country or region where an investment is based has financial problems, civil unrest or other difficulties.

     - The stocks in the Fund's portfolio do not grow over the long term as expected.

     - Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

     This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk for the potential of greater returns. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The bar chart shown below indicates the risks of investing in the International Equity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.




                                  [BAR GRAPH]
                INTERNATIONAL EQUITY FUND -- CLASS A PERFORMANCE

                            YEARS           Total Return
                            -----           ------------
                             1994*            -8.80%
                             1995              5.29%
                             1996             11.61%
                             1997             15.57%

---------
*Fund started on October 3, 1994.

         During the period shown in the Bar Chart, the highest quarterly return was 11.96% (for the quarter ended June 30, 1997) and the lowest quarterly return was -8.80 (for the quarter ended December 31, 1994).

The table below shows how the Fund's average annual returns for the periods shown compare to those of the MSCI EAFE Index and the CDA/Wiesenberger Non-US Equity - MF index. The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East. The CDA/Wiesenberger Non-US Equity - MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the International Equity Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                                   Past 12 Months                Since Fund Started
------------------------------------------ ------------------------------- --------------------------------
International Equity Fund - Class A                     8.9%                            4.9%

International Equity Fund - Class C                    14.7%                            6.0%

MSCI EAFE Index                                         2.0%

CDA/Wiesenberger Non-US Equity - MF

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM      Class A Shares         Class C Shares
YOUR INVESTMENT)
------------------------------------------- ---------------------- ---------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering              5.75%                  None
price) (1)

Maximum Deferred Sales Charge (Load) (as
a percentage of amount redeemed) (2)                None                  1.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                     0.95%                 0.95%

Distribution (12b-1) Fees                           0.25%                 1.00%

Other Expenses                                      2.63%                 2.63%

Total Annual Fund Operating Expenses                3.83%                 4.58%

Fee Waiver and/or Expense Reimbursement (3)         2.23%                 2.23%

Net Expenses                                        1.60%                 2.35%


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following example should help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           Class A Shares               Class C Shares
-------------------- --------------------------- -----------------------------
1 Year               $  728                      $  238

3 Years              $1,484                      $1,182

5 Years              $2,257                      $2,135

10 Years             $4,270                      $4,550



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                       TOUCHSTONE INCOME OPPORTUNITY FUND

THE FUND'S INVESTMENT GOAL

The Income Opportunity Fund seeks to achieve a high level of current income as its main goal. The Fund may also seek to increase the value of Fund shares, if consistent with its main goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in debt securities. These debt securities will generally be more risky non-investment grade corporate and government securities (up to 100%) of both U.S. and foreign issuers. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

The Fund's investments may include:

         - Securities of foreign companies (up to 100%), but only up to 30% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar.

         - Debt securities that are emerging market securities (up to 65%).

         - Mortgage-related securities and other types of loans and loan participations.

         -        Currency futures and option contracts.

[SIDEBAR]

YOU CAN FIND MORE ABOUT NON-INVESTMENT GRADE SECURITIES ON PAGE __. YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.
YOU CAN FIND MORE ABOUT EMERGING MARKET SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT MORTGAGE-RELATED SECURITIES ON PAGE __.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The issuers of non-investment grade debt securities are unable to make principal and interest payments due to economic or other circumstances.

- Investment in non-U.S. companies falls out of favor with investors.

- A foreign country or region where an investment is based has financial problems, civil unrest or other difficulties.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

- The stock market as a whole goes down.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk for the potential of greater returns. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The bar chart shown below indicates the risks of investing in the Income Opportunity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.


                                  [BAR GRAPH]

                 INCOME OPPORTUNITY FUND -- CLASS A PERFORMANCE

                      YEARS                   TOTAL RETURN
                      -----                   ------------
                      1994*                   -7.26%
                      1995                    23.19%
                      1996                    26.66%
                      1997                    9.49%

-------
*Fund started on October 3, 1994.


         During the period shown in the Bar Chart, the highest quarterly return was 16.15% (for the quarter ended June 30, 1995) and the lowest quarterly return was -7.20% (for the quarter ended December 31, 1994.

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Corporate Bond Index, the CDA/Wiesenberger Corp - High Yield - MF and the CDA/Wiesenberger Global Income - MF. The Lehman Brothers Corporate Bond Index is based on all publicly issued intermediate fixed-rate, non-convertible investment grade domestic corporate debt. The CDA/Wiesenberger Corp - High Yield - MF index and the CDA/Wiesenberger Global Income - MF index are composite indexes of the annual returns of mutual funds that have an investment style similar to the Income Opportunity Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                                   Past 12 Months               Since Fund Started
--------------------------------------------- -------------------------- ---------------------------------
Income Opportunity Fund - Class A                       4.3%                          13.5%

Income Opportunity Fund - Class C                       8.6%                          14.4%

Lehman Brothers Corporate Bond Index                    10.2%

CDA/Wiesenberger Corp - High Yield - MF                 12.6%

CDA/Wiesenberger Global Income - MF                     3.3%

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM       Class A Shares    Class C Shares
YOUR INVESTMENT)
--------------------------------------------    --------------    --------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering              4.75%              None
price) (1)

Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed) (2)                  None              1.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                     0.65%             0.65%

Distribution (12b-1) Fees                           0.25%             1.00%

Other Expenses                                      2.43%             2.43%

Total Annual Fund Operating Expenses                3.33%             4.08%

Fee Waiver and/or Expense Reimbursement (3)         2.13%             2.13%

Net Expenses                                        1.20%             1.95%


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following example should help you compare the cost of investing in the Income Opportunity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    Class A Shares           Class C Shares
------------------- ------------------------ ------------------------
1 Year              $  591                   $  198

3 Years             $1,261                   $1,047

5 Years             $1,953                   $1,911

10 Years            $3,787                   $4,142



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                           TOUCHSTONE VALUE PLUS FUND

THE FUND'S INVESTMENT GOAL

The Value Plus Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65%) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages but are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks.

Up to 70% of total assets may be invested in large-cap companies and up to 30% may be invested in mid-cap companies.

The Fund may invest in:

         - Preferred stocks (up to 35%)

         - Investment grade debt securities

         - Convertible securities.

In addition, the Fund may also invest in:

         - Cash equivalent investments (up to 10%)

         - Short-term debt securities.

[SIDEBAR]

WHEN IS A STOCK CONSIDERED UNDERVALUED?

A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered are:

         - price relative to earnings

         - price relative to cash flow

         - price relative to financial strength

[SIDEBAR]

WHAT ARE "LARGE-CAP" AND "MID-CAP" COMPANIES?

A large-cap company has a market capitalization of more than $5 billion. A mid-cap company has a market capitalization of between $1 billion and $5 billion.

[SIDEBAR]

YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The stock market as a whole goes down.

- The market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued.

- The stocks in the Fund's portfolio are not undervalued as expected.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility in return for the potential of higher returns. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

PERFORMANCE NOTE

Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Value Plus Fund started on May 1, 1998, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID               Class A Shares         Class C Shares
DIRECTLY FROM YOUR INVESTMENT)
------------------------------------- ---------------------- -----------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of              5.75%                   None
offering price) (1)

Maximum Deferred Sales Charge
(Load) (as a percentage of amount             None                   1.00%
redeemed) (2)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees                               0.75%                  0.75%

Distribution (12b-1) Fees                     0.25%                  1.00%

Other Expenses                                1.14%                  1.14%

Total Annual Fund Operating                   2.14%                  2.89%
Expenses

Fee Waiver and/or Expense
Reimbursement (3)                             0.84%                  0.84%

Net Expenses                                  1.30%                  2.05%


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following examples should help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             Class A Shares          Class C Shares
---------------------------- ----------------------- ---------------------------
1 Year                       $  700                  $208

3 Years                      $1,130                  $816



- The example for the 3-year period is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                         TOUCHSTONE GROWTH & INCOME FUND

THE FUND'S INVESTMENT GOAL

The Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65%) in dividend-paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may choose to purchase securities which do not pay dividends (up to 35%) but which are expected to increase in value or produce high income payments in the future.

The portfolio manager focuses on investing in companies that have a market capitalization of at least $1 billion, but may invest in companies of any size.

The Fund may also invest up to 20% of its total assets in debt securities - and within this 20% limitation, the Fund may invest the full 20% in investment grade debt securities or up to 5% in non-convertible non-investment grade debt securities.

The Fund may also invest in:

         - Securities of foreign companies including American Depository Receipts (ADRs) (up to 20%).

         -        Real estate investment trusts (up to 10%).

[SIDEBAR]

YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT NON-INVESTMENT GRADE SECURITIES ON PAGE __. YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.
YOU CAN FIND MORE ABOUT ADRS ON PAGE __.

[SIDEBAR]

MORE ON REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The stock market as a whole goes down.

- Any of the stocks in the Fund's portfolio do not increase in value as expected.

- Earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility in return for the potential of higher returns. Capital appreciation of your investment capital may be important to you, however, you may be uncomfortable taking extreme risk in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

The bar chart shown below indicates the risks of investing in the Growth & Income Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR GRAPH]
                  Growth & Income Fund -- Class A Performance

                           YEARS         TOTAL RETURN
                           -----         ------------
                            1994*          0.20%
                            1995          35.14%
                            1996          16.95%
                            1997          20.70%

---------
*The Fund started on October 3, 1994.

During the period shown in the bar chart, the highest quarterly return was 11.77% (for the quarter ended June 30, 1997) and the lowest quarterly return was -4.35% (for the quarter ended March 31, 1997).

The table below shows how the Fund's average annual returns for the periods shown compare to those of the S&P 500 Index and to the CDA/Wiesenberger Growth & Current Income Average - MF Index. The S&P 500 Index is a widely recognized unmanaged index of stock performance. The CDA/Wiesenberger Growth & Income - MF Index is a composite index of the annual returns of mutual funds that have an investment style similar to the Growth & Income Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                                        Past 12 Months            Since Fund Started
-------------------------------------------------- -------------------------- ----------------------------
Growth & Income Fund -- Class A                              13.7%                       19.9%

Growth & Income Fund -- Class C                              19.2%                       21.3%

S&P 500 Index                                                33.4%

CDA/Wiesenberger Growth & Income - MF

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY         Class A Shares          Class C Shares
FROM YOUR INVESTMENT)
--------------------------------------   ----------------------- ----------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of               5.75%                    None
offering price) (1)

Maximum Deferred Sales Charge (Load)
(as a percentage of amount redeemed) (2)        None                    1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees                                0.80%                    0.80%

Distribution (12b-1) Fees                      0.25%                    1.00%

Other Expenses                                 1.40%                    1.40%

Total Annual Fund Operating Expenses           2.45%                    3.20%

Fee Waiver and/or Expense
Reimbursement (3)                              1.15%                    1.15%

Net Expenses                                   1.30%                    2.05%


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following example should help you compare the cost of investing in the Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      Class A Shares                Class C Shares
--------------------- ----------------------------- ---------------------------------
1 Year                $  700                        $  208

3 Years               $1,191                        $  879

5 Years               $1,708                        $1,574

10 Years              $3,119                        $3,424



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                            TOUCHSTONE BALANCED FUND

THE FUND'S INVESTMENT GOAL

The Balanced Fund seeks to achieve both an increase in the value of Fund shares and current income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in both equity securities (generally about 60%) and debt securities (generally about 40%, but at least 25%). The debt securities will be rated investment grade or at the highest level of non-investment grade.

The Fund may invest in:

         - Warrants

         - Preferred stocks

         - Convertible securities.

The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in emerging markets securities.

[SIDEBAR]

YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT NON-INVESTMENT GRADE SECURITIES ON PAGE __. YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.
YOU CAN FIND MORE ABOUT EMERGING MARKET SECURITIES ON PAGE __.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The stock market as a whole goes down.

- Any of the stocks in the Fund's portfolio do not increase in value as expected.

- Earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced.

- Investment in foreign equity or debt securities falls out of favor with the market.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are a risk neutral or moderately conservative investor. You may typically take a relatively low risk approach to investing and may be comfortable with a low level of volatility in your investments. While safety may be important to you, you may also value appreciation of your investments. If you invest in this Fund, you should be willing to accept some risk in order to realize moderate returns on your investment. This Fund's approach may be appropriate for you if you are several years from retirement.

The bar chart shown below indicates the risks of investing in the Balanced Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR GRAPH]
                      BALANCED FUND -- CLASS A PERFORMANCE

                          YEARS          TOTAL RETURN
                          -----          ------------
                          1994*            0.30%
                          1995            23.24%
                          1996            16.88%
                          1997            19.25%

---------
*The fund started on October 3, 1994.

         During the period shown in the bar chart, the highest quarterly return was 10.71% (for the quarter ended June 30, 1997) and the lowest quarterly return was -0.32% (for the quarter ended March 31, 1997).

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's Composite Index of 500 Stocks, the Lehman Brothers Government/Corporate Index and to the CDA/Wiesenberger Balanced Domestic - MF index. The Lehman Brothers Government/Corporate Index is composed of 5,400 publicly issued corporate and U.S. government debt rated Baa or better with at least one year to maturity and at least $25 million par outstanding. The CDA/Wiesenberger Balanced Domestic -MF index is a composite index of the annual returns of mutual funds that have an investment style similar to the Balanced Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                                      Past 12 Months             Since Fund Started
------------------------------------------------ -------------------------- ------------------------------
Balanced Fund - Class A                                    12.4%                        16.1%

Balanced Fund - Class C                                    18.4%                        17.4%

S&P 500 Index                                              33.4%

Lehman Brothers Government/Corporate Index                 9.7%

CDA/Wiesenberger Balanced Domestic - MF

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY         Class A Shares         Class C Shares
FROM YOUR INVESTMENT)
---------------------------------------- ---------------------- ------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering           5.75%                   None
price) (1)

Maximum Deferred Sales Charge (Load)
(as a percentage of amount redeemed) (2)         None                    1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

Management Fees                                  0.80%                   0.80%

Distribution (12b-1) Fees                        0.25%                   1.00%

Other Expenses                                   3.62%                   3.62%

Total Annual Fund Operating Expenses             4.67%                   5.42%

Fee Waiver and/or Expense
Reimbursement (3)                                3.32%                   3.32%

Net Expenses                                     1.35%                   2.10%


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following example should help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      Class A Shares             Class C Shares
--------------------- -------------------------- --------------------------------
1 Year                $  705                     $  213

3 Years               $1,620                     $1,324

5 Years               $2,541                     $2,425

10 Years              $4,872                     $5,139



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                              TOUCHSTONE BOND FUND

THE FUND'S INVESTMENT GOAL

The Bond Fund seeks to provide a high level of current income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in higher quality investment grade debt securities (at least 65%). The Fund's investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average maturity between five and fifteen years.

The Fund invests in:

         - Mortgage-related securities

         - Asset-backed securities

         - Preferred stocks.

The Fund also invests in U.S. or foreign debt securities which are rated non-investment grade (up to 35%).

In addition, the Fund may invest in :

         - Debt securities denominated in foreign currencies (20% or less)

[SIDEBAR]

YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT NON-INVESTMENT GRADE SECURITIES ON PAGE __. YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.
YOU CAN FIND MORE ABOUT MORTGAGE-RELATED SECURITIES ON PAGE __.

[SIDEBAR]

MORE ABOUT ASSET-BACKED SECURITIES.
[To Come]

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

- Investment in foreign debt securities falls out of favor with the market.

- The issuers of non-investment grade debt securities are unable to make principal and interest payments due to economic or other circumstances.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement.

The bar chart shown below indicates the risks of investing in the Bond Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund's inception. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR GRAPH]
                        BOND FUND -- CLASS A PERFORMANCE

                          YEARS          TOTAL RETURN
                          -----          ------------
                           1994*            0.28%
                           1995            16.95%
                           1996             2.85%
                           1997             7.30%

---------
*The Fund started on October 3, 1994.

During the period shown in the bar chart, the highest quarterly return was 5.21% (for the quarter ended December 31, 1997) and the lowest quarterly return was -2.10% (for the quarter ended March 31, 1997).

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Aggregate Index and to the CDA/Wiesenberger Corp - Investment Grade - MF index. The Lehman Brothers Aggregate Index is comprised of approximately 6000 publicly traded bonds with an average maturity of about 10 years. The CDA/Wiesenberger Corp - Investment Grade
- MF index is a composite index of the annual returns of mutual funds that have an investment style similar to the Bond Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                                    Past 12 Months               Since Fund Started
-------------------------------------------- ----------------------------- -------------------------------
Bond Fund - Class A                                      2.2%                           6.7%

Bond Fund - Class C                                      6.4%                           7.5%

Lehman Brothers Aggregate Index                          9.7%

CDA/Wiesenberger Corp - Investment Grade -               8.9%
MF

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY           CLASS A SHARES       CLASS C SHARES
FROM YOUR INVESTMENT)
-----------------------------------------    -------------------- ------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering              4.75%                 None
price) (1)

Maximum Deferred Sales Charge (Load)
(as a percentage of amount redeemed) (2)            None                 1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

Management Fees                                     0.55%                0.55%

Distribution (12b-1) Fees                           0.25%                1.00%

Other Expenses                                      1.49%                1.49%

Total Annual Fund Operating Expenses                2.29%                3.04%

Fee Waiver and/or Expense Reimbursement (3)         1.39%                1.39%

Net Expenses                                        0.90%                1.65%


(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.

The following example should help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                   Class A Shares                    Class C Shares
------------------ --------------------------------- ------------------------------
1 Year             $  562                            $  168

3 Years            $1,029                            $  809

5 Years            $1,521                            $1,475

10 Years           $2,873                            $3,258



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                         TOUCHSTONE STANDBY INCOME FUND

THE FUND'S INVESTMENT GOAL

The Standby Income Fund seeks to provide a higher level of current income than a money market fund, while preventing large fluctuations in the value of your initial investment. The Fund does not try to keep a constant $1.00 per share net asset value.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mostly in various types of money market instruments. All investments will be rated at least investment grade. On average, the securities held by the Fund will mature in less than one year.

The Fund invests in:

         - Short-term government securities

         - Mortgage-related securities

         - Asset-backed securities

         - Repurchase agreements.

The Fund's investments may include up to 50% in:

         - Securities denominated in U.S. dollars and issued in the U.S. by foreign issuers (known as Yankee bonds),

         - Eurodollar Certificates of Deposit.

In addition, the Fund may also invest in:

         - Debt securities denominated in foreign currencies (up to 20%).

         - Corporate bonds, commercial paper, certificates of deposit, and bankers' acceptances.

[SIDEBAR]

YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT MORTGAGE-RELATED SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT ASSET-BACKED SECURITIES ON PAGE __.

THE KEY RISKS

There is a remote chance that you could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- Interest rates go up, causing the value of any debt securities to decline.

- The issuers of investment grade debt securities are unable to make principal and interest payments due to economic or other circumstances.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you take a relatively low risk approach to investing. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you want the added convenience of writing checks directly from your account.

The bar chart shown below indicates the risks of investing in the Standby Income Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund's inception.

                                  [BAR GRAPH]
                       STANDBY INCOME FUND -- PERFORMANCE

                          YEARS          TOTAL RETURN
                          -----          ------------
                           1994*             1.40%
                           1995              5.71%
                           1996              4.80%
                           1997              5.21%

---------
*The Fund started on October 3, 1994.


         During the period shown in the bar chart, the highest quarterly return was 1.57% (for the quarter ended December 31, 1995) and the lowest quarterly return was 1.07% (for the quarter ended March 31, 1996).

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Merrill Lynch 91-Day Treasury Index and to the 30-Day Money Market Yield Index. The Merrill Lynch 91-Day Treasury Index consists of short-term U.S. Treasury securities, maturing in 91 days. The 30-Day Money Market Yield Index is an index of money market funds based on 30-day yields.

For the periods ended December 31, 1997

                                                        Past 12 Months             Since Fund Started
-------------------------------------------------- --------------------------- ----------------------------
Standby Income Fund                                          5.21%                        5.21%

Merrill Lynch 91-Day Treasury Index                           5.3%

30-Day Money Market Yield Index                               5.1%

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                          None
--------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
amount redeemed)                                                       None
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
--------------------------------------------------------------------------------------
Management Fees                                                       0.25%
--------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                              None
--------------------------------------------------------------------------------------
Other Expenses                                                        3.26%
--------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                  3.51%
--------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                            2.76%
--------------------------------------------------------------------------------------
Net Expenses                                                          0.75%
--------------------------------------------------------------------------------------


(1) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.



The following example should help you compare the cost of investing in the Standby Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------------------------------------
1 Year                                             $   77
-------------------------------------------------------------------------
3 Years                                            $  819
-------------------------------------------------------------------------
5 Years                                            $1,584
-------------------------------------------------------------------------
10 Years                                           $3,599
-------------------------------------------------------------------------



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                        INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not be actively pursuing its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

Some of the Funds may engage in active trading to achieve their investment goals. This may cause the Fund to realize higher capital gains which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transactions costs, which would lower the Fund's performance.

YEAR 2000 RISK.

Touchstone has implemented steps intended to assure that its major computer systems and processes are capable of Year 2000 processing. We are also examining the third parties with whom we work to assess their readiness and are developing contingency plans to assure that any problems in their systems will not materially affect Touchstone's operations.

Companies or governmental entities in which Touchstone Funds invest could also be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact.

Computer systems failure of Touchstone, a Fund Sub-Advisor or that of any Fund service provider could impair Fund services and have a negative impact on a Fund's operations and returns.

THE FUNDS AT A GLANCE.

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?

         The following table show the main types of securities in which each Fund generally will invest.

---------------------------------------------------------------------------------------------------------------------------------
                                                   EMERGING  INTERNATIONAL  INCOME       VALUE PLUS   GROWTH &      BALANCED FUND
                                                   GROWTH    EQUITY FUND    OPPORTUNITY  FUND         INCOME FUND
                                                   FUND                     FUND
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN U.S. STOCKS                              -           -                          -            -               -
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN FOREIGN STOCKS                           -           -                                       -               -
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN INVESTMENT GRADE DEBT SECURITIES         -           -             -            -            -               -
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN NON-INVESTMENT GRADE DEBT SECURITIES                 -             -                         -               -
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN FOREIGN DEBT SECURITIES                              -             -                         -               -
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN FORWARD CURRENCY CONTRACTS                                         -
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN ASSET-BACKED SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN MORTGAGE-RELATED SECURITIES              -                         -
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)                                                        -
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------------------
  EMPHASIZES SECURITIES OF SMALL CAP COMPANIES        -
---------------------------------------------------------------------------------------------------------------------------------
  EMPHASIZES SECURITIES OF MID CAP COMPANIES                                                 -
---------------------------------------------------------------------------------------------------------------------------------
  EMPHASIZES SECURITIES OF LARGE CAP COMPANIES                                               -            -               -
---------------------------------------------------------------------------------------------------------------------------------
  EMPHASIZES UNDERVALUED STOCKS                       -                                      -            -
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN SECURITIES OF EMERGING MARKETS           -           -             -                         -               -
  COUNTRIES
---------------------------------------------------------------------------------------------------------------------------------
  EMPHASIZES DIVIDEND-PAYING COMMON STOCKS                                                                -
---------------------------------------------------------------------------------------------------------------------------------
  INVESTS IN SHORT-TERM DEBT SECURITIES                                                      -
---------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                      BOND FUND  STANDBY
                                                                 INCOME FUND
----------------------------------------------------------------------------
FINANCIAL INSTRUMENTS
----------------------------------------------------------------------------
  INVESTS IN U.S. STOCKS
----------------------------------------------------------------------------
  INVESTS IN FOREIGN STOCKS
----------------------------------------------------------------------------
  INVESTS IN INVESTMENT GRADE DEBT SECURITIES            -            -
----------------------------------------------------------------------------
  INVESTS IN NON-INVESTMENT GRADE DEBT SECURITIES        -
----------------------------------------------------------------------------
  INVESTS IN FOREIGN DEBT SECURITIES                     -            -
----------------------------------------------------------------------------
  INVESTS IN FUTURES CONTRACTS
----------------------------------------------------------------------------
  INVESTS IN FORWARD CURRENCY CONTRACTS
----------------------------------------------------------------------------
  INVESTS IN ASSET-BACKED SECURITIES                     -            -
----------------------------------------------------------------------------
  INVESTS IN MORTGAGE-RELATED SECURITIES                 -            -
----------------------------------------------------------------------------
  INVESTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)
----------------------------------------------------------------------------
INVESTMENT TECHNIQUES
----------------------------------------------------------------------------
  EMPHASIZES SECURITIES OF SMALL CAP COMPANIES
----------------------------------------------------------------------------
  EMPHASIZES SECURITIES OF MID CAP COMPANIES
----------------------------------------------------------------------------
  EMPHASIZES SECURITIES OF LARGE CAP COMPANIES
----------------------------------------------------------------------------
  EMPHASIZES UNDERVALUED STOCKS
----------------------------------------------------------------------------
  INVESTS IN SECURITIES OF EMERGING MARKETS
  COUNTRIES
----------------------------------------------------------------------------
  EMPHASIZES DIVIDEND-PAYING COMMON STOCKS
----------------------------------------------------------------------------
  INVESTS IN SHORT-TERM DEBT SECURITIES                               -
----------------------------------------------------------------------------

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?

         The following table shows some of the main risks to which each Fund is subject. Each risk is described in detail below.

--------------------------------------------------------------------------------------------------------------------------------
                                                 EMERGING  INTERNATIONAL  INCOME        VALUE PLUS   GROWTH &      BALANCED FUND
                                                 GROWTH    EQUITY FUND    OPPORTUNITY   FUND         INCOME FUND
                                                 FUND                     FUND
--------------------------------------------------------------------------------------------------------------------------------
MARKET RISK                                          -           -                           -            -               -
--------------------------------------------------------------------------------------------------------------------------------
   EMERGING GROWTH COMPANIES                         -
--------------------------------------------------------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS                                                                          -
--------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE RISK                                   -                         -             -            -               -
--------------------------------------------------------------------------------------------------------------------------------
   MORTGAGE-RELATED SECURITIES                       -                         -
--------------------------------------------------------------------------------------------------------------------------------
CREDIT RISK                                          -                         -             -            -               -
--------------------------------------------------------------------------------------------------------------------------------
   NON-INVESTMENT GRADE SECURITIES                                             -                          -               -
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTING RISK                               -           -             -                          -               -
--------------------------------------------------------------------------------------------------------------------------------
   EMERGING MARKET RISK                              -           -             -                          -
--------------------------------------------------------------------------------------------------------------------------------
   POLITICAL RISK                                                -             -
--------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                     BOND FUND  STANDBY
                                                                INCOME FUND
---------------------------------------------------------------------------
MARKET RISK
---------------------------------------------------------------------------
   EMERGING GROWTH COMPANIES
---------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUSTS
---------------------------------------------------------------------------
INTEREST RATE RISK                                       -            -
---------------------------------------------------------------------------
   MORTGAGE-RELATED SECURITIES                           -            -
---------------------------------------------------------------------------
CREDIT RISK                                              -            -
---------------------------------------------------------------------------
   NON-INVESTMENT GRADE SECURITIES                       -
---------------------------------------------------------------------------
FOREIGN INVESTING RISK
---------------------------------------------------------------------------
   EMERGING MARKET RISK
---------------------------------------------------------------------------
   POLITICAL RISK
---------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS

         Market Risk. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

         - Emerging Growth Companies. Investment in Emerging Growth Companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.

         - REITs. Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

         Interest Rate Risk. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

         - Mortgage-Related Securities. Payments from the pool of loans underlying a Mortgage-Related Security may not be enough to meet the monthly payments of the Mortgage-Related Security. If this occurs the Mortgage-Related Security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a Mortgage-Related Security and will affect the average life of the Mortgage-Related Securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-Related Securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

         Credit Risk. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of Investment Grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

         - Non-Investment Grade Securities. Non-Investment Grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in Non-Investment Grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of Non-Investment Grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for Non-Investment Grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-Investment Grade securities can also be more difficult to sell for good value.

         Foreign Investing. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

         - Emerging Markets Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

         - Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case that the Fund may lose all or part of its investment in that country's issuers.

                              THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR

Touchstone Advisors, Inc., located at 311 Pike Street, Cincinnati, Ohio 45202 is the investment advisor of the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the Advisers Act) since 1994. As of June 30, 1998, Touchstone Advisors had $361 million in assets under management.

Touchstone Advisors is responsible for selecting Fund Sub-Advisors who have shown good investment performance in their areas of expertise. The Board of Trustees of the Trust reviews and must approve the Advisor's selections. Touchstone considers various factors in evaluating Fund Sub-Advisors, including:

         -        level of knowledge and skill

         -        performance as compared to its peers or benchmark

         -        consistency of performance over five years or more

         -        level of compliance with investment rules and strategies

         -        employees, facilities and financial strength

         -        quality of service

Touchstone will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Advisors.

Touchstone discusses its expectations for performance with each Fund Sub-Advisor. Touchstone provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone a fee for its services. Out of this fee Touchstone pays each Fund Sub-Advisor a fee for its services.

The fee paid to Touchstone by each Fund for the year ended December 31, 1997 is shown in the table below.

        ----------------------------------------------------------------
        FUND                            FEE TO TOUCHSTONE
                                        (AS % OF AVERAGE DAILY NET
                                        ASSETS)
        ----------------------------------------------------------------
        Emerging Growth Fund            0.80%
        ----------------------------------------------------------------
        International Equity Fund       0.95%
        ----------------------------------------------------------------
        Income Opportunity Fund         0.65%
        ----------------------------------------------------------------
        Value Plus Fund                 0.75%
        ----------------------------------------------------------------
        Growth & Income Fund            0.80%
        ----------------------------------------------------------------
        Balanced Fund                   0.80%
        ----------------------------------------------------------------
        Bond Fund                       0.55%
        ----------------------------------------------------------------
        Standby Income Fund             0.25%
        ----------------------------------------------------------------

FUND SUB-ADVISORS

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

DAVID L. BABSON & COMPANY, INC. ("Babson")
One Memorial Drive, Cambridge, Massachusetts 02142-1300

A FUND SUB-ADVISOR TO THE EMERGING GROWTH FUND

Babson has been registered as an investment advisor under the Advisers Act since 1940. Babson provides investment advisory services to individual and institutional clients. As of June 30, 1998, Babson and affiliates had assets under management of $___ billion. Babson has been managing the Emerging Growth Fund since the Fund's inception.

Dennis J. Scannell, Peter C. Schliemann and Lance F. James have primary responsibility for the day-to-day management of the Fund. Mr. Scannell has been with the firm since 1993, Mr. Schliemann has been with Babson since 1979, and Mr. James has been with the firm since 1986.

WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("Westfield")
One Financial Center, Boston, Massachusetts 02111

A FUND SUB-ADVISOR TO THE EMERGING GROWTH FUND

Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of June 30, 1998, Westfield had assets under management of $___ billion. Westfield has been managing the Emerging Growth Fund since the Fund's inception.

Michael J. Chapman has managed the portion of the Emerging Growth Fund's assets allocated to Westfield by the Advisor since ____. Mr. Chapman (CFA) has been with Westfield since 1990.

BEA ASSOCIATES ("BEA")
One Citicorp Center, 153 East 53rd Street, New York, New York 10022

FUND SUB-ADVISOR TO THE INTERNATIONAL EQUITY FUND

BEA has been registered as an investment advisor under the Advisers Act since 1968. BEA provides investment advisory services to individual and institutional clients. As of June 30, 1998, BEA had assets under management of $___ billion. BEA has been managing the International Equity Fund since the Fund's inception.

The Fund is managed by the BEA International Equity Management Team. The team consists of William Sterling, Richard Watt, Steven D. Bleiberg, Susan Boland, Emily Alejos and Robert B. Hrabchak.

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance")
1345 Avenue of the Americas, New York, New York 10105

FUND SUB-ADVISOR TO THE INCOME OPPORTUNITY FUND

Alliance has been registered as an investment advisor under the Advisers Act since 1971. Alliance provides investment advisory services to individual and institutional clients. As of June 30, 1998, Alliance had assets under management of $___ billion. Alliance has been managing the Income Opportunity Fund since the Fund's inception.

Wayne Lyski and Vicki Fuller have primary responsibility for the day-to-day management of the Fund. Mr. Lyski has been with Alliance since 1983. Ms. Fuller
(CPA) has been with Alliance, and its predecessors, since 1985.

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Fort Washington")
420 East Fourth Street, Cincinnati, Ohio 45202

FUND SUB-ADVISOR TO THE VALUE PLUS FUND, BOND FUND, AND STANDBY INCOME FUND

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of June 30, 1998, Fort Washington had assets under management of $__ billion. Fort Washington has been managing the Value Plus Fund, the Bond Fund and the Standby Income Fund since each Fund's inception.

VALUE PLUS FUND: John C. Holden has managed the Value Plus Fund since May 1998. Mr. Holden (CFA) joined Fort Washington in May 1997 and is Vice President and Senior Portfolio Manager. Mr. Holden previously served as senior portfolio manager with Mellon Private Asset Management in Pittsburgh, senior portfolio manager and investment analyst for Star Bank's Stellar Performance Group in Cincinnati, and senior employee benefit portfolio manager for First Kentucky Trust Company in Louisville.

BOND FUND: Roger Lanham and Brendan White have managed the Bond Fund since ____. Mr. Lanham is a CFA and has been with Fort Washington since 1980. Mr. White is a CFA and has been with Fort Washington since 1993.

STANDBY INCOME FUND: Christopher J. Mahony has managed the Standby Income Fund since ___. Mr. Mahony joined Fort Washington in 1994 after eight years of investment experience with Neuberger & Berman.

Fort Washington is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. Touchstone may also be subject to such a conflict concerning certain other Fund Sub-Advisors. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.

SCUDDER KEMPER INVESTMENTS, INC. ("Scudder Kemper")
345 Park Avenue, New York, New York

FUND SUB-ADVISOR TO THE GROWTH & INCOME FUND

Scudder Kemper and its predecessors have provided investment advisory services to mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts since 1943. As of June 30, 1998, Scudder Kemper had assets under management of $____ billion. Scudder Kemper has been managing the Growth & Income Fund since June 1997.

Robert T. Hoffman, Lori Ensinger, Benjamin W. Thorndike and Kathleen T. Millard have primary responsibility for the day-to-day management of the Fund. Mr. Hoffman, Lead Product Manager, joined Scudder in 1990. He has 13 years of experience in the investment industry, including several years of pension fund management experience. Lori Ensinger, Lead Portfolio Manager, focuses on stock selection and investment strategy. She has been a portfolio manager since 1983 and joined Scudder in 1993. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr. Thorndike has 18 years of investment experience, joined Scudder in 1983. Kathleen T. Millard, Portfolio Manager and has worked as a portfolio manager since 1986. Ms. Millard, who joined Scudder in 1991, focuses on strategy and stock selection.

OPCAP ADVISORS ("OpCap")
Oppenheimer Tower, One World Financial Center, New York, NY 10281

FUND SUB-ADVISOR TO THE BALANCED FUND

OpCap is a subsidiary of Oppenheimer Capital. Oppenheimer Capital has been registered as an investment advisor under the Advisers Act since 1968 and its employees perform all investment advisory services provided to the Fund. As of June 30, 1998, Oppenheimer Capital and its subsidiaries had assets under management of $___ billion. OpCap has been managing the Balanced Fund since May 1997.

Alan Gutmann has managed the equity portion of the Balanced Fund since ____. Robert J. Bluestone and Matthew Greenwald have managed the fixed-income portion of the Balanced Fund since ____. Mr. Gutmann joined Oppenheimer Capital in 1991 and is Vice President. Mr. Bluestone joined Oppenheimer Capital in 1986 and is Managing Director. Mr. Greenwald joined Oppenheimer Capital in 1989 and is Vice President.

                            INVESTING WITH TOUCHSTONE

OPENING AN ACCOUNT

CHOOSING THE APPROPRIATE FUNDS TO MATCH YOUR GOALS

         Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

         You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required for each Class of shares as well as to learn about the various ways you can purchase your shares.

------------------------------------------------------------------------------------
                                 CLASS A                         CLASS C
------------------------------------------------------------------------------------
 TYPE OF INVESTMENT     INITIAL        ADDITIONAL         INITIAL       ADDITIONAL
                       INVESTMENT      INVESTMENT       INVESTMENT      INVESTMENT
------------------------------------------------------------------------------------
Regular account           $500            $50             $1,000           $50
------------------------------------------------------------------------------------
Retirement Plan           $250            $50             $  250           $50
account or
Custodial account
under a Uniform
Gifts/Transfers to
Minors Act ("UGTMA")
------------------------------------------------------------------------------------
Investments through       $ 50            $50             $   50           $50
the Automatic
Investment Plan or
through the Direct
Deposit Plan
------------------------------------------------------------------------------------

         - INVESTOR ALERT: Touchstone could change these initial and additional investment minimums at any time.

INVESTING IN THE FUNDS

         You can contact your financial advisor to purchase shares of the Funds.

         You may also purchase shares of any Fund directly from Touchstone. In any event, you must complete a New Account Application Form. You may obtain account applications from Touchstone or your financial advisor.

         - INVESTOR ALERT: Touchstone may choose to refuse any purchase order.

PRICING OF FUND SHARES

         Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange (NYSE) is open. The fund calculates the NAV per share, generally using market prices, by dividing the total value of each class' net assets by the number of the class shares outstanding. Shares are purchased at the next offering price determined after your purchase or sale order is received and accepted by Touchstone. The offering price is the NAV plus a sales charge, if applicable.

         The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

         - All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

         - Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

         - Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time the value was determined, the Board of Trustees might adjust the fair market value.


CHOOSING A CLASS OF SHARES

         Each of the Funds (other than the Standby Income Fund) offers Class A shares and Class C shares. Each class of shares charges different sales charges and distribution or service fees. The amount of sales charges and other fees you pay will depend on which class of shares you decide to purchase.

         Each Fund also offers Class Y shares. Class Y shares are only available for purchase by pension plans.

         The Standby Income Fund does not have share classes and it does not charge sales charges, distribution fees or service fees. The Standby Income Fund may be purchased by all investors.

         CLASS A SHARES

         The offering price of each Class A Share of a Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

         The following tables show the amounts of the front-end sales charge you will pay on purchases of Class A shares of each Fund as a percentage of
         (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

For Emerging Growth Fund, International Equity Fund, Value Plus Fund, Growth & Income Fund and Balanced Fund


           AMOUNT OF YOUR INVESTMENT                SALES CHARGE AS % OF       SALES CHARGE AS % OF NET
           -------------------------                   OFFERING PRICE              AMOUNT INVESTED
                                                    --------------------       ------------------------
Under $50,000                                               5.75%                        6.10%
$50,000 but less than $100,000                              4.50%                        4.71%
$100,000 but less than $250,000                             3.50%                        3.63%
$250,000 but less than $500,000                             2.50%                        2.56%
$500,000 but less than $1 million                           2.00%                        2.04%
$1 million or more                                          0.00%                        0.00%


For Income Opportunity Fund and Bond Fund


           AMOUNT OF YOUR INVESTMENT                SALES CHARGE AS % OF       SALES CHARGE AS % OF NET
           -------------------------                   OFFERING PRICE               AMOUNT INVESTED
                                                    --------------------       ------------------------
Under $25,000                                               4.75%                        4.99%
$25,000 but less than $50,000                               4.50%                        4.71%
$50,000 but less than $100,000                              4.00%                        4.17%
$100,000 but less than $250,000                             3.50%                        3.63%
$250,000 but less than $500,000                             2.50%                        2.56%
$500,000 but less than $1 million                           2.00%                        2.04%
$1 million or more                                          0.00%                        0.00%


There is no front-end sales charge if you invest $1 million or more in the Funds. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the Statement of Additional Information (SAI). In addition, there is no front-end sales charge on purchases by certain persons related to the Fund or its service providers and certain other persons listed in the Statement of Additional Information.

If you redeem Shares that you purchased as part of the $1 million purchase within one year, you will pay a contingent deferred sales charge (a sales charge you pay when you redeem your Shares) of 1% on the shares redeemed.

Each Fund (other than the Standby Income Fund) has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the 1940 Act) for its Class A shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class A shares and for services provided to holders of Class A shares.

Under the plan, each Fund pays an annual fee of up to 0.25% of the average daily net assets of the Fund that are attributable to Class A shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment.

CLASS C SHARES

The offering price of each Class C Share is equal to its NAV. No front-end sales charge is applied at the time of purchase. All of your investment money goes to work for you immediately. However, a contingent deferred sales charge of 1% of the offering price will be charged on shares redeemed within one year after you purchased them.

No contingent deferred sales charge is applied if:

         - the shares which you redeem were acquired through the reinvestment of dividends or capital gains distributions.

         - the amount redeemed resulted from increases in the value of the account above the amount of the total purchase payments.

When we determine whether a contingent deferred sales charge is payable on a redemption, we assume that:

         - the redemption is made first from amounts free of any contingent deferred sales charge; then

         - from the earliest purchase payments(s) that remain invested in the Funds.

When we determine if amounts are available for redemption free of any contingent deferred sales charge, we:

         - add together all of your original purchase payments;

         - subtract any amounts previously withdrawn; then

         - check if there is any remaining amount free of any contingent deferred sales charge that can be applied to the total of the current value of the shares you have asked to redeem.

There is no contingent deferred sales charge on purchases by certain persons related to the Fund or its service providers and certain other parties.

Each Fund (other than the Standby Income Fund) has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act for its Class C Shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C Shares and for services provided to holders of Class C Shares.

Under the plan, each Fund pays an annual fee of up to 1.00% of the average daily net assets of the Fund that are attributable to Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

PURCHASING YOUR SHARES

         You can invest in the Fund shares in the following ways:

                     ------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                        ADDING TO YOUR ACCOUNT

                     ------------------------------------------------------------------------------------------
         - BY CHECK  - Please make your check (in U.S. dollars)    - Complete the investment form provided at
                     payable to the Touchstone Family of Funds.    the bottom of a recent account statement.

                     - Send your check with the completed          - Make your check payable to the Touchstone
                     account application to the address shown      Family of Funds.
                     on the application or to your financial
                     advisor. Your application will be             - Write your account number and asset
                     processed subject to your check clearing.     allocation model number, if applicable, on
                                                                   the check.


                                                                   - Either:
                                                                   (1) Mail the check with the investment form
                                                                   in the envelope provided with your account
                                                                   statement; or

                                                                   (2) Mail your check directly to your
                                                                   financial advisor at the address printed on
                                                                   your account statement. Your financial
                                                                   advisor is responsible for forwarding
                                                                   payment promptly to Touchstone.

                     ------------------------------------------------------------------------------------------

         - BY WIRE   - First, telephone Touchstone at              - Refer to wire instructions for opening an
                     (800) 669-2796 (PRESS 1) between the          account
                     hours of 8:00 a.m. and 4:00 p.m. (Eastern
                     time) on a day when the NYSE is open for      - Specify in the wire:  (1) the name of the
                     regular trading.  When you call, you will     Fund, (2) the account number which
                     receive an account number.                    Touchstone assigned to you, and (3) your
                                                                   name.  If Touchstone receives the federal
                     - Instruct your bank to transfer funds by     funds before the close of regular trading
                     wire to Touchstone at the following           of the New York Stock Exchange (NYSE) on a
                     address:                                      day the NYSE is open for regular trading,
                                                                   you may purchase Fund shares as of that
                            Touchstone Family of Funds             day.
                     c/o State Street Bank and Trust Company
                                  P.O. Box 8518
                         Boston, Massachusetts 02266-8518
                               ABA Number 011000028
                              DDA Number 9905-036-1
                         Attention: Mutual Funds Division

                     - Specify in the wire: (1) the name of the
                     Fund, (2) the account number which
                     Touchstone assigned to you, and (3) your
                     name. If Touchstone receives the federal
                     funds before the close of regular trading of
                     the NYSE on a day the NYSE is open for
                     regular trading, you may purchase Fund
                     shares as of that day.
                     ------------------------------------------------------------------------------------------
         - BY        - First, you should follow the procedures     - You may exchange your Fund shares for
         EXCHANGE    under "By Check" or "By Wire" in order to     shares of the same Class of another Fund
                     get an account number for Fund(s) which       (or of the Standby Income Fund) described
                     you do not currently own shares of, but       in this Prospectus at their respective
                     which you desire to exchange shares           NAVs.
                     into.

                     - You may exchange your Fund shares for       - You do not have to pay any exchange fee
                     shares of the same Class of another           for these exchanges.
                     Fund (or of the Standby Income Fund)
                     described in this Prospectus at their
                     respective NAVs.

                     - You do not have to pay any exchange fee     - You should review the disclosure provided
                     for these exchanges.                          in this Prospectus relating to the exchanged-for
                                                                   shares carefully before making an exchange of
                                                                   your Fund shares.

                     - You should review the disclosure
                     provided in this Prospectus relating to the
                     exchanged-for shares carefully before making
                     an exchange of your Fund shares.
                     ------------------------------------------------------------------------------------------
         - BY        You can begin the process of purchasing       You can arrange for an exchange of shares
         TELEPHONE   shares by wire or arrange for an exchange     by calling Touchstone In-Touch,
                     of shares by calling Touchstone In-Touch,     Touchstone's automated response system, at
                     Touchstone's automated response system,       1-800-669-2796 and speaking to a customer
                     at 1-800-669-2796 and speaking to a           service representative (PRESS 1,1,3).
                     customer service representative (PRESS
                     1,1,3).
                                                                   Touchstone In-Touch can also provide you
                     Touchstone In-Touch can also provide you      with other information about the Funds
                     with other information about the Funds        such as daily share prices.
                     such as daily share prices.
                     ------------------------------------------------------------------------------------------
         - THROUGH   - You may invest in each Fund through
         RETIREMENT  various Retirement Plans.  The Funds'
         PLANS       shares are designed for use with certain
                     types of tax qualified retirement plans
                     including defined benefit and defined
                     contribution plans.

                     - For further information about any of
                     the plans, agreements, applications and
                     annual fees, contact Touchstone or your
                     financial advisor.
                     ------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT WIRE TRANSFERS: You may invest in the Funds directly by wire transfers. Contact your bank and request it to wire federal funds to Touchstone. Banks may charge a fee for handling wire transfers. You should contact Touchstone or your financial advisor for further instructions.

MORE INFORMATION ABOUT EXCHANGES: For exchanges from the Standby Income Fund, which has no sales charge associated with it, the applicable sales charges on the Fund being purchased will apply. The exception would be if those Standby Income Fund shares were acquired by an exchange from a Fund which does have a sales charge or by reinvestment or cross-reinvestment of dividends or capital gains distributions.

         - SPECIAL TAX CONSIDERATION: For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

MORE INFORMATION ABOUT RETIREMENT PLANS: Retirement Plans may include the following:

         Individual Retirement Plans

         - Traditional Individual Retirement Accounts (IRAs)

         - Savings Incentive Match Plan for Employees (SIMPLE) IRAs

         - Roth Individual Retirement Accounts (Roth IRAs)

         - Education Individual Retirement Accounts (Education IRAs)

         - Simplified Employee Pension Plan (SEP IRAs)

         - 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to the Distributor

         Employer Sponsored Retirement Plans

         - Defined benefit plans

         - Defined contribution plans (including 401K plans, profit sharing plans and money purchase plans)

         - 457 Plans

         - SPECIAL TAX CONSIDERATION: To determine which type of Retirement Plan is appropriate for you, please contact your tax advisor.


- AUTOMATIC INVESTMENT OPTIONS

The various ways that you can invest in the Funds are outlined below. Touchstone does not charge any fees for these services.

- AUTOMATIC INVESTMENT PLAN

         You can pre-authorize monthly or quarterly investments of $50 or more in each Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate forms to do this. See the account application for further details about this service or call Touchstone at (800) 669-2796 (PRESS 1).

- REINVESTMENT/CROSS REINVESTMENT

         Dividends and capital gains can be automatically reinvested in the Fund that pays them or another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your account application. You may also choose to have your dividends or capital gains paid to you in cash.

- DIRECT DEPOSIT PURCHASE PLAN

         You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50.

- DOLLAR COST AVERAGING

         Touchstone's Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

- PROCESSING ORGANIZATIONS

         You may also purchase shares of the Funds through a "Processing Organization," (e.g. a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain Processing Organizations to accept purchase and sales orders on their behalf. Before investing in the Funds through a Processing Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.

         When shares are purchased this way, there may be various differences. The Processing Organization may:

                  -        charge a fee for its services

                  -        act as the shareholder of record of the shares

                  - set different minimum initial and additional investment requirements

                  -        impose other charges and restrictions

                  - designate intermediaries to accept purchase and sales orders on the Funds' behalf

         Touchstone considers a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, accepts the order. These orders will be priced based on the Fund's NAV next computed after such order is accepted.

         Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and Touchstone. Certain Processing Organizations may receive compensation from the Funds, Touchstone, the Advisor or their affiliates.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is accepted before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares your sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

                            ------------------------------------------------------------------------------
- BY TELEPHONE              - You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the New Account Application Form.

                            - To sell your Fund shares by telephone call Touchstone at (800) 669-2796
                            (press 1) or, from outside the United States, (617) 328-5000 ext. 6518.  You can also send us a fax at (617) 774-2354 between the hours of 8:00 a.m. and
                            4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading.
                            ------------------------------------------------------------------------------
- BY MAIL                   - write to Touchstone;
                            - specify the name of the Fund;
                            - indicate the number of shares or dollar amount to be sold;
                            - and include your name and account number.
                            ------------------------------------------------------------------------------
- BY WIRE                   - Complete the appropriate information on the New Account Application Form or fill out a Touchstone Wire Transfer Form.

                            - If your proceeds are $1,000 or more, you may request that the Transfer Agent wire them to your bank account.

                            - You may also request wire transfer of your proceeds in writing. Written requests should include the name, location and ABA or bank routing number
                            (if known) of your designated bank and your account number.
                            ------------------------------------------------------------------------------
- BY A THIRD PARTY          - If a corporation, partnership, trust or fiduciary requests the sale of shares, Touchstone will require proof of their authority before shares are sold.
                            ------------------------------------------------------------------------------

- THROUGH YOUR FINANCIAL    - You may also sell shares by contacting your financial advisor, who may
ADVISOR                     charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the Processing Organization.
                            ------------------------------------------------------------------------------

         - INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.


SIGNATURE GUARANTEES: Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

         - proceeds from the sale of shares exceed $50,000;

         - proceeds are to be paid to a person other than the record owner

         - proceeds are to be sent to an address other than the address on the Transfer Agent's records

         - proceeds are to be paid to a corporation, partnership, trust or fiduciary

TELEPHONE SALES:
If we receive your share sale request before 4:00 p.m., Eastern time, on a day when the NYSE is open for regular trading, the sale of your shares will be processed that day. Otherwise it will occur on the next business day.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to Touchstone.

In order to protect your investment assets, Touchstone intends to only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and the Trust will not be liable for those cases. The Trust has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

         - requiring personal identification

         - making checks payable only to the owner(s) of the account shown on the Trust's records

         - mailing checks only to the account address shown on the Trust's records

         - directing wires only to the bank account shown on the Trust's records

         - providing written confirmation for transactions requested by telephone

         - tape recording instructions received by telephone

- SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly, quarterly or annual withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service and no minimum value is required for retirement plans.

- REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of Fund shares or a dividend or capital gain distribution on Fund shares without a sales charge in any of the Funds. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

         - SPECIAL TAX CONSIDERATION: If you exercise the Reinstatement Privilege, you should contact your tax advisor.

- LOW ACCOUNT BALANCES. Touchstone may sell your Fund shares if your account balance falls below $500 as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gift to Minors Act (UGTMA). Touchstone will let you know that your shares are about to be sold and you will have 30 days to increase your account balance to more than $500.

         - SPECIAL CONSIDERATION: Involuntary sales may result in sale of your Fund shares at a loss or may result in taxable investment gains.

RECEIVING SALE PROCEEDS

         Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within seven days.

         PROCEEDS SENT TO FINANCIAL ADVISORS: Proceeds which are sent to your financial advisor will not usually be re-invested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

         FUND SHARES PURCHASED BY CHECK: If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

         - It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

                  - when the NYSE is closed for other than customary weekends and holidays

                  - when trading on the NYSE is restricted

                  - when an emergency situation causes a Fund Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of its net assets

                  - during any other time when the SEC, by order, permits it.

         CHECK WRITING - STANDBY INCOME FUND ONLY: You may establish check writing privileges from your investment in the Standby Income Fund. To do so, complete the New Account Application Form and pay the $5 fee per checkbook. You will then receive checks that you may use to draw against your account. You will be charged $1 for each check presented for payment.

         Checks may be payable to anyone you designate in the amount of $500 or more. Checks must be signed as indicated on your Checking Account Signature Card contained in the account application. You cannot write a check for an amount larger than the value of your account (at the time the check is written). Otherwise your check will be returned. You will continue to earn monthly dividends on the funds until the check is presented for payment.

         Checks cannot be presented in person to Touchstone. When a check is presented for payment, Touchstone will sell a sufficient number of shares in your account to cover the amount of the check. The check writing option can provide you with easy access to your money, but it is not meant to be used as a regular checking account.

                  - SPECIAL TAX CONSIDERATION: Since the share price of the Standby Income Fund may fluctuate daily, use of the check writing privilege can result in sale of your shares at a profit or a loss from the time of your purchase. These sales of your Fund share may be considered a taxable event.

                  - INVESTOR ALERT: You should use the telephone or mail redemption procedures, rather than a check, to close your account.

                  - INVESTOR ALERT: The check writing privilege may be modified or terminated at any time by the Trust or Transfer Agent upon notice to shareholders.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

         Each Touchstone Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for each Fund.

------------------------------------------------------------------------------------------------------------
                   FUND                         DIVIDENDS DECLARED                 DIVIDENDS PAID
------------------------------------------------------------------------------------------------------------
Standby Income Fund                                    Daily                          Monthly
------------------------------------------------------------------------------------------------------------
Growth & Income Fund, Income Opportunity              Monthly                         Monthly
Fund and Bond Fund
------------------------------------------------------------------------------------------------------------
Value Plus Fund and Balanced Fund                    Quarterly                       Quarterly
------------------------------------------------------------------------------------------------------------
Emerging Growth Fund and International               Annually                         Annually
Equity Fund
------------------------------------------------------------------------------------------------------------

         Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION

         DISTRIBUTIONS: Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.

         ORDINARY INCOME: Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

         LONG-TERM CAPITAL GAINS: Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

         STATEMENTS AND NOTICES: You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Funds and certain distributions paid by the Funds during the prior taxable year.

                  - SPECIAL TAX CONSIDERATION: You should consult with your tax advisor to address your own tax situation.

                              FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

The Emerging Growth Fund - Class A*



-------------------------------------------------------------------------------------------------------------------------

                                                                                                           For the Six
                                                                                                          Months Ended
                                                                                                            June 30,
                                                                                                              1998
PERIOD ENDED                                        12/31/94(a)     12/31/95      12/31/96      12/31/97   (unaudited)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Per share Operating Performance
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.00         $10.11        $11.52        $11.55       $13.85
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                   0.16          (0.01)         0.01         (0.03)       (0.02)
-------------------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities (both realized        0.11           2.29          1.20          3.71         0.73
and unrealized)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        0.27           2.28          1.21          3.68         0.71
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------
Dividends (from net investment income)                 (0.15)         (0.03)        (0.01)         --            --
-------------------------------------------------------------------------------------------------------------------------
Distributions (from capital gains)                     (0.01)         (0.84)        (1.17)        (1.38)         --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.16)         (0.87)        (1.18)        (1.38)         --
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $10.11         $11.52        $11.55        $13.85       $14.56
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Total Return (b)                                        2.72%         22.56%        10.56%        32.20%        5.13%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                      $1,038         $2,520        $2,873        $4,949       $8,842
-------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets (c)             1.75% (e)      1.50%         1.50%         1.50%        1.50% (e)
-------------------------------------------------------------------------------------------------------------------------
Ratio of Net Income to Average Net Assets (c)           6.10% (e)     (0.05%)       (0.12%)       (0.30%)      (0.36%)(e)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  150%           109%          117%          101%          33%
-------------------------------------------------------------------------------------------------------------------------

The International Equity Fund - Class A*



-------------------------------------------------------------------------------------------------------------------------

                                                                                                           For the Six
                                                                                                          Months Ended
                                                                                                            June 30,
                                                                                                              1998
PERIOD ENDED                                        12/31/94(a)     12/31/95      12/31/96      12/31/97   (unaudited)
-------------------------------------------------------------------------------------------------------------------------
Per share Operating Performance
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.00         $ 9.12        $ 9.58        $10.63       $11.41
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                  --              0.21          0.05          0.02         0.05
-------------------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities (both realized       (0.88)          0.47          1.06          1.64         2.59
and unrealized)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                       (0.88)          0.68          1.11          1.66         2.64
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------
Dividends (from net investment income)                 --             (0.22)        (0.06)        (0.02)          --
-------------------------------------------------------------------------------------------------------------------------
Distributions (from capital gains)                     --             --            --            (0.86)          --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    --             (0.22)        (0.06)        (0.88)          --
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $ 9.12         $ 9.58        $10.63        $11.41       $14.05
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Total Return (b)                                       (8.80%)         5.29%        11.61%        15.57%       23.14%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                             $2,282         $2,617        $3,449        $4,761       $6,663
-------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets (c)             1.85%  (e)     1.60%         1.60%         1.60%        1.60% (e)
-------------------------------------------------------------------------------------------------------------------------
Ratio of Net Income to Average Net Assets (c)          (0.36%) (e)     0.11%         0.42%         0.17%        0.74% (e)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    7%            90%           86%          151%          55%
-------------------------------------------------------------------------------------------------------------------------

The Income Opportunity Fund - Class A*



-------------------------------------------------------------------------------------------------------------------------
                                                                                                           For the Six
                                                                                                          Months Ended
                                                                                                            June 30,
                                                                                                              1998
PERIOD ENDED                                        12/31/94(a)     12/31/95      12/31/96      12/31/97   (unaudited)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Per share Operating Performance
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $10.00          $ 9.08        $ 9.83        $10.90       $ 9.89
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                  0.22            1.19          1.12          1.24         0.51
-------------------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities (both realized      (0.94)           0.77          1.38         (0.23)       (0.47)
and unrealized)
-------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                      (0.72)           1.96          2.50          1.01         0.04
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------------------------------------------------------------
Dividends (from net investment income)                (0.20)          (1.21)        (1.12)        (1.22)       (0.47)
-------------------------------------------------------------------------------------------------------------------------
Distributions (from capital gains)                    --              --            (0.31)        (0.80)          --
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.20)          (1.21)        (1.43)        (2.02)       (0.47)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $ 9.08          $ 9.83        $10.90        $ 9.89       $ 9.46
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Total Return (b)                                      (7.20%)         23.19%        26.66%         9.49%        0.33%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                     $  926          $1,369        $4,579        $7,009       $ 7,475
-------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets (c)            1.45% (e)       1.20%         1.20%         1.20%         1.20%(e)
-------------------------------------------------------------------------------------------------------------------------
Ratio of Net Income to Average Net Assets (c)          8.60% (e)      12.42%        11.29%        11.19%        10.60%(e)
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 144%            120%          222%          270%          184%
-------------------------------------------------------------------------------------------------------------------------

The Growth & Income Fund - Class A*



-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the Six
                                                                                                              Months Ended
                                                                                                                June 30,
                                                                                                                  1998
PERIOD ENDED                                        12/31/94(a)   12/31/95(d)     12/31/96      12/31/97       (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Per share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.00        $10.02         $13.14        $14.03           $15.06
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                   0.86          0.05           0.12          0.09             0.09
-----------------------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities (both realized       (0.84)         3.46           2.12          2.78             1.39
and unrealized)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        0.02          3.51           2.24          2.87             1.48
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
Dividends (from net investment income)                 --            (0.16)         (0.12)        (0.11)           (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Distributions (from capital gains)                     --            (0.23)         (1.23)        (1.73)              --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    --            (0.39)         (1.35)        (1.84)           (0.10)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $10.02        $13.14         $14.03        $15.06           $16.44
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return (b)                                        0.20%        35.14%         16.95%        20.70%            9.79%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                      $   20        $1,500         $3,659        $5,980           $15,664
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets (c)             1.55% (e)     1.30%          1.30%         1.30%             1.30%(e)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Income to Average Net Assets (c)           0.56% (e)     0.56%          0.55%         0.67%             1.48%(e)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   10%          102%            92%          170%               31%
-----------------------------------------------------------------------------------------------------------------------------

The Balanced Fund - Class A*



-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the Six
                                                                                                              Months Ended
                                                                                                                June 30,
                                                                                                                  1998
PERIOD ENDED                                        12/31/94(a)     12/31/95      12/31/96      12/31/97       (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Per share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $10.00          $ 9.97        $11.34        $12.48           $12.42
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                  0.08            0.31          0.30          0.27             0.13
-----------------------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities (both realized      (0.05)           1.99          1.59          2.09             0.79
and unrealized)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                       0.03            2.30          1.89          2.36             0.92
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
Dividends (from net investment income)                (0.06)          (0.33)        (0.30)        (0.30)           (0.10)
-----------------------------------------------------------------------------------------------------------------------------
Distributions (from capital gains)                    --              (0.60)        (0.45)        (2.12)              --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.06)          (0.93)        (0.75)        (2.42)           (0.10)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $ 9.97          $11.34        $12.48        $12.42           $13.24
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return (b)                                      (0.30%)         23.24%        16.86%        19.25%            7.41%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                            $1,001          $1,502        $2,085        $3,316           $ 4,452
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets (c)            1.60% (e)       1.35%         1.35%         1.35%             1.35%(e)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Income to Average Net Assets (c)          2.75% (e)       2.39%         2.19%         2.07%             2.26%(e)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   7%            121%           88%          120%               21%
-----------------------------------------------------------------------------------------------------------------------------

The Bond Fund - Class A*



-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the Six
                                                                                                              Months Ended
                                                                                                                June 30,
                                                                                                                  1998
PERIOD ENDED                                        12/31/94(a)    12/31/95(d)     12/31/96      12/31/97      (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Per share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.00         $ 9.88         $10.61        $10.17          $10.22
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                   1.15           0.56           0.71          0.61            0.27
-----------------------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities (both realized       (1.12)          1.07          (0.43)         0.11            0.16
and unrealized)
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        0.03           1.63           0.28          0.72            0.43
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
Dividends (from net investment income)                 (0.15)         (0.86)         (0.70)        (0.66)          (0.24)
-----------------------------------------------------------------------------------------------------------------------------
Distributions (from capital gains)                     --             (0.04)         (0.02)        (0.01)             --
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.15)         (0.90)         (0.72)        (0.67)          (0.24)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $ 9.88         $10.61         $10.17        $10.22          $10.41
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return (b)                                        0.28%         16.95%          2.85%         7.30%           4.25%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                      $   16         $  523         $  821        $1,685          $ 4,267
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets (c)             1.15% (e)      0.90%          0.90%         0.90%            0.90%(e)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Income to Average Net Assets (c)           5.58% (e)      6.21%          6.01%         6.08%            5.82%(e)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   11%            78%            64%           88%              76%
-----------------------------------------------------------------------------------------------------------------------------

The Value Plus Fund - Class A*




--------------------------------------------------------------------
                                                        For the
                                                    Period Ended(f)
                                                       June 30,
                                                         1998
PERIOD ENDED                                          (unaudited)
-------------------------------------------------------------------
-------------------------------------------------------------------
Per share Operating Performance
-------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.00
-------------------------------------------------------------------

-------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
Net Investment Income                                       --
-------------------------------------------------------------------
Net Gains or Losses on Securities (both realized         (0.13)
and unrealized)
-------------------------------------------------------------------
Total from Investment Operations                         (0.13)
-------------------------------------------------------------------

-------------------------------------------------------------------
Less Distributions
-------------------------------------------------------------------
Dividends (from net investment income)                      --
-------------------------------------------------------------------
Distributions (from capital gains)                          --
-------------------------------------------------------------------
Total Distributions                                         --
-------------------------------------------------------------------

-------------------------------------------------------------------
Net Asset Value, End of Period                          $ 9.87
-------------------------------------------------------------------

-------------------------------------------------------------------
Total Return (b)                                         (1.30)%
-------------------------------------------------------------------

-------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------
Net Assets, End of Period (000s)                        $24,932
-------------------------------------------------------------------
Ratio of Expenses to Average Net Assets (c)                1.30%(e)
-------------------------------------------------------------------
Ratio of Net Income to Average Net Assets (c)              0.48%(e)
-------------------------------------------------------------------
Portfolio Turnover Rate                                       7%
-------------------------------------------------------------------

The Standby Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the Six
                                                                                                              Months Ended
                                                                                                                June 30,
                                                                                                                  1998
PERIOD ENDED                                        12/31/94(a)     12/31/95      12/31/96      12/31/97       (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Per share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $10.00         $10.03        $10.01        $ 9.98           $ 9.97
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                   0.11           0.55          0.46          0.51             0.25
-----------------------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities (both realized
and unrealized)                                         0.03          (0.02)         0.01         (0.00)            0.01
-----------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        0.14           0.53          0.47          0.51             0.26
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
Dividends (from net investment income)                 (0.11)         (0.55)        (0.50)        (0.52)           (0.26)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $10.03         $10.01        $ 9.98        $ 9.97           $ 9.97
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return (h)                                        1.40%          5.71%         4.80%         5.21%            2.63%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period                             $5,048         $5,910        $6,456        $8,603           $11,585
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets (g)             1.00% (e)      0.75%         0.75%         0.75%            0.75%(e)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Income to Average Net Assets               4.54% (e)      5.32%         4.88%         5.14%            5.12%(e)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    0%           142%           20%          285%             583%
-----------------------------------------------------------------------------------------------------------------------------

* The outstanding shares of each series of Touchstone Series Trust (formerly named Select Advisors Trust A), other than the Standby Income Fund, were redesignated as Class A shares effective at the close of business on December 31, 1998.





(a)      The Fund commenced operations on October 3, 1994.

(b) Total return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown.

(c) Includes the Fund's proportionate share of the corresponding Portfolio's expenses. If the waiver and reimbursement had not been in place for the periods listed and after consideration of state expense limitations, the ratios of expenses to average net assets would have been higher.

(d)      Per share amounts have been calculated using the average share method.

(e)      Ratios are annualized.


(f)      The Fund commenced operations on May 1, 1998.

For investors who want more information about the            TOUCHSTONE FAMILY
Funds, the following documents are available free                OF FUNDS
upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI          Touchstone Emerging
provides more detailed information about the Funds              Growth Fund
and is legally a part of this prospectus.
                                                                Touchstone
ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and          International Equity
semi-annual reports provide additional information                 Fund
about the Funds' investments. In each Fund's annual
report, you will find a discussion of the market             Touchstone Income
conditions and investment strategies that                    Opportunity Fund
significantly affected the Fund's performance during
its last fiscal year.                                      Touchstone Value Plus
                                                                   Fund
You can get free copies of the SAI, the reports,
other information and answers to your questions about       Touchstone Growth &
the Funds by contacting your financial advisor, or             Income Fund
the Funds at:
                                                            Touchstone Balanced
           Touchstone Family of Funds                              Fund
                 311 Pike Street
             Cincinnati, Ohio 45202                        Touchstone Bond Fund
            (800) 669-2796 (Press 3)
         http://www.touchstonefunds.com                     Touchstone Standby
                                                               Income Fund
You can view the Funds' SAI and the reports at the
Public Reference Room of the Securities and Exchange
Commission.                                                 Class A and Class C
                                                          Shares are Offered by
For a fee, you can get text-only copies by writing to        this Prospectus
the Public Reference Room of the Commission,
Washington, D.C. 20549-6009. You can also call
1-800-SEC-0330.

You can also view the SAI and the reports free from the Commission's Internet website at http://www.sec.gov.


Investment Company Act file no. 811-8380

                           TOUCHSTONE FAMILY OF FUNDS

                             TOUCHSTONE SERIES TRUST
                                   PROSPECTUS
                                 JANUARY 4, 1999




                         TOUCHSTONE EMERGING GROWTH FUND

                      TOUCHSTONE INTERNATIONAL EQUITY FUND

                       TOUCHSTONE INCOME OPPORTUNITY FUND

                           TOUCHSTONE VALUE PLUS FUND

                         TOUCHSTONE GROWTH & INCOME FUND

                            TOUCHSTONE BALANCED FUND

                              TOUCHSTONE BOND FUND

                         TOUCHSTONE STANDBY INCOME FUND




Neither the Securities and Exchange Commission nor any state securities commission has approved any Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                    CONTENTS

                                   THE FUNDS


WHAT EVERY INVESTOR                          TOUCHSTONE FAMILY OF FUNDS
SHOULD KNOW ABOUT
THE FUNDS                                    RISK/RETURN SUMMARIES
                                                      Investments, Risks,
                                                      Performance and Fees

                                             INVESTMENT STRATEGIES AND RISKS

                                             THE FUNDS' MANAGEMENT



                                   YOUR INVESTMENT
INFORMATION FOR
MANAGING YOUR                          INVESTING WITH TOUCHSTONE
FUND ACCOUNT                                    Opening an Account
                                                Pricing of Fund Shares
                                                Choosing a Class of Shares
                                                Purchasing Your Shares
                                                Selling Your Shares

                                       DISTRIBUTIONS AND TAXES
                                                Distributions
                                                Tax Information



                                   FINANCIAL HIGHLIGHTS
HISTORICAL FINANCIAL
INFORMATION                            FINANCIAL HIGHLIGHTS



                                   FOR MORE INFORMATION
WHERE TO FIND MORE INFORMATION
ABOUT THE TOUCHSTONE FAMILY            BACK COVER
OF FUNDS

                           TOUCHSTONE FAMILY OF FUNDS

The Touchstone Family of Funds is a group of mutual funds. Each Fund has a different investment goal and risk level and is a part of Touchstone Series Trust (the Trust). Touchstone Advisors, Inc. (the Advisor or Touchstone Advisors) carefully selects professional investment managers (Fund Sub-Advisors) to manage the assets of each Fund.




                              RISK/RETURN SUMMARIES

INVESTMENTS, RISKS, PERFORMANCE AND FEES

The following information is only a summary of important information that you should know about each Fund. More detailed information is included elsewhere in this Prospectus and in the Statement of Additional Information (SAI) and should be read in addition to this summary.

As with any mutual fund, there is no guarantee that any Fund will achieve its goals. Each Fund's share price will fluctuate and you may lose money when selling shares.

A Fund's past performance does not necessarily indicate how that Fund will perform in the future.

A Fund's investment goal(s) may be changed by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.




An investment in any of the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         TOUCHSTONE EMERGING GROWTH FUND

THE FUND'S INVESTMENT GOAL

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65%) in the common stocks of smaller, rapidly growing companies. In selecting its investments, the portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value.

When the portfolio managers believe the following securities offer a good potential for capital growth or income, up to 35% of the Fund's assets may be invested in:

         Larger company stocks
         Preferred stocks
         Convertible bonds
         Other debt securities, including:
                  collateralized mortgage obligations, stripped U.S. government securities and mortgage-related securities, all of which will be rated investment grade

The Fund may also invest in:

         - Securities of foreign companies traded mainly outside the U.S. (up to 20%)

         - American Depositary Receipts (ADRs) (up to 20%)

         - Emerging markets securities (up to 10%).

[SIDEBAR]

MORE ABOUT EMERGING GROWTH COMPANIES

- Have a total market capitalization less than that of the average company in the Standard & Poor's 500 Composite Stock Price Index (S&P 500)

- Have earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates.

[SIDEBAR]

MORE ABOUT MORTGAGE-RELATED SECURITIES

Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by:

- the Government National Mortgage Association (GNMA)

- the Federal National Mortgage Association (FNMA)

- the Federal Home Loan Mortgage Corporation (FHLMC)

- commercial banks

- savings and loan institutions

- mortgage bankers

- private mortgage insurance companies

[SIDEBAR]

MORE ABOUT INVESTMENT GRADE SECURITIES

Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

[SIDEBAR]

MORE ABOUT FOREIGN COMPANIES

A foreign company is organized under the laws of a foreign country and:

- has the principal trading market for its stock in a foreign country

- derived at least 50% of its revenues or profits from operations in foreign countries or has at least 50% of its assets located in foreign countries

[SIDEBAR]

WHAT IS AN ADR?

ADRs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges

[SIDEBAR]

MORE ABOUT EMERGING MARKET SECURITIES

Emerging Markets Securities are issued by a company that:

- Is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States).

- Has its principal trading market for its stock in an emerging market country.

- Derives at least 50% of its revenues or profits from operations within emerging market countries or has at least 50% of its assets located in emerging market countries.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The stock market as a whole goes down.

- Investment in small cap growth companies falls out of favor with the market.

- The market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued.

- The stocks in the Fund's portfolio are not undervalued as expected.

- The companies in which the Fund invests do not grow as rapidly as expected.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk for the potential of greater returns. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The bar chart shown below indicates the risks of investing in the Emerging Growth Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR GRAPH]
                 EMERGING GROWTH FUND -- CLASS A PERFORMANCE(1)

                           YEARS        TOTAL RETURN
                           -----        ------------
                           1994*            2.72%
                           1995            22.56%
                           1996            10.56%
                           1997            32.20%

---------
*The Fund started on October 3, 1994.

         During the period shown in the Bar Chart, the highest quarterly return was 17.69% (for the quarter ended June 30, 1997) and the lowest quarterly return was -4.07% (for the quarter ended March 31, 1997).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Russell 2000 Index and to the CDA/Wiesenberger Small Cap - MF. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The CDA/Wiesenberger Small Cap - MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the Emerging Growth Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

                                        Past 12 Months        Since Fund Started
--------------------------------------------------------------------------------
Emerging Growth Fund -- Class Y              N/A                      N/A
--------------------------------------------------------------------------------
Russell 2000 Index                          22.4%
--------------------------------------------------------------------------------
CDA/Wiesenberger Small Cap - MF
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM                   Class Y Shares
YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering                           None
price)(1)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)(2)                                None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                  0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)
--------------------------------------------------------------------------------
Net Expenses                                                     1.25%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.


The following example should help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


----------------------------------------------
                             Class Y Shares
----------------------------------------------
1 Year                   $  127
----------------------------------------------
3 Years                  $  397
----------------------------------------------
5 Years                  $  686
----------------------------------------------
10 Years                 $1,511
----------------------------------------------



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                      TOUCHSTONE INTERNATIONAL EQUITY FUND

THE FUND'S INVESTMENT GOAL

The International Equity Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80%) in equity securities of foreign companies and will invest in at least three countries outside the United States. A large portion of those non-U.S. equity securities may be issued by companies active in emerging markets countries.

The Fund may invest in emerging markets securities (up to 40%).

The Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20%), including non-investment grade debt securities rated as low as B.

[SIDEBAR]

YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.
YOU CAN FIND MORE ABOUT EMERGING MARKET SECURITIES ON PAGE __.


[SIDEBAR]

MORE ABOUT NON-INVESTMENT GRADE SECURITIES

Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.


THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The stock market as a whole goes down.

- Investment in non-U.S. companies falls out of favor with investors.

- A foreign country or region where an investment is based has financial problems, civil unrest or other difficulties.

- The stocks in the Fund's portfolio do not grow over the long term as expected.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk for the potential of greater returns. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The bar chart shown below indicates the risks of investing in the International Equity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR CHART]
              INTERNATIONAL EQUITY FUND -- CLASS A PERFORMANCE(1)

                           YEARS          TOTAL RETURN
                           -----          ------------
                            1994*            -8.80%
                            1995              5.29%
                            1996             11.61%
                            1997             15.57%

---------
*Fund started on October 3, 1994.

         During the period shown in the Bar Chart, the highest quarterly return was 11.96% (for the quarter ended June 30, 1997) and the lowest quarterly return was -8.80 (for the quarter ended December 31, 1994).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The table below shows how the Fund's average annual returns for the periods shown compare to those of the MSCI EAFE Index and the CDA/Wiesenberger Non-US Equity - MF index. The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East. The CDA/Wiesenberger Non-US Equity - MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the International Equity Fund. The table shows the effect of the Class A sales charge.


For the periods ended December 31, 1997

--------------------------------------------------------------------------------
                                          Past 12 Months      Since Fund Started
--------------------------------------------------------------------------------
International Equity Fund - Class Y            N/A                    N/A
--------------------------------------------------------------------------------
MSCI EAFE Index                                2.0%
--------------------------------------------------------------------------------
CDA/Wiesenberger Non-US Equity - MF
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR              Class Y Shares
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1)                 None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)(2)                                None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                  0.95%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                        None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)
--------------------------------------------------------------------------------
Net Expenses                                                     1.35%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.


The following example should help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------
                        Class Y Shares
-------------------------------------------
1 Year            $  137
-------------------------------------------
3 Years           $  428
-------------------------------------------
5 Years           $  739
-------------------------------------------
10 Years          $1,624
-------------------------------------------



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                       TOUCHSTONE INCOME OPPORTUNITY FUND

THE FUND'S INVESTMENT GOAL

The Income Opportunity Fund seeks to achieve a high level of current income as its main goal. The Fund may also seek to increase the value of Fund shares, if consistent with its main goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in debt securities. These debt securities will generally be more risky non-investment grade corporate and government securities (up to 100%) of both U.S. and foreign issuers. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

The Fund's investments may include:

         - Securities of foreign companies (up to 100%), but only up to 30% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar.

         - Debt securities that are emerging market securities (up to 65%).

         - Mortgage-related securities and other types of loans and loan participations.

         - Currency futures and option contracts.

[SIDEBAR]

YOU CAN FIND MORE ABOUT NON-INVESTMENT GRADE SECURITIES ON PAGE __. YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.
YOU CAN FIND MORE ABOUT EMERGING MARKET SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT MORTGAGE-RELATED SECURITIES ON PAGE __.


THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The issuers of non-investment grade debt securities are unable to make principal and interest payments due to economic or other circumstances.

- Investment in non-U.S. companies falls out of favor with investors.

- A foreign country or region where an investment is based has financial problems, civil unrest or other difficulties.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

- The stock market as a whole goes down.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk for the potential of greater returns. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The bar chart shown below indicates the risks of investing in the Income Opportunity Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR CHART]
               INCOME OPPORTUNITY FUND -- CLASS A PERFORMANCE(1)

                           YEARS          TOTAL RETURN
                           -----          ------------
                           1994*             -7.20%
                           1995              23.19%
                           1996              26.66%
                           1997               9.49%

---------
*The Fund started on October 3, 1994.

         During the period shown in the Bar Chart, the highest quarterly return was 16.15% (for the quarter ended June 30, 1995) and the lowest quarterly return was -7.20% (for the quarter ended December 31, 1994.

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Corporate Bond Index, the CDA/Wiesenberger Corp - High Yield - MF and the CDA/Wiesenberger Global Income - MF. The Lehman Brothers Corporate Bond Index is based on all publicly issued intermediate fixed-rate, non-convertible investment grade domestic corporate debt. The CDA/Wiesenberger Corp - High Yield - MF index and the CDA/Wiesenberger Global Income - MF index are composite indexes of the annual returns of mutual funds that have an investment style similar to the Income Opportunity Fund. The table shows the effect of the Class A sales charge.

For the periods ended December 31, 1997

--------------------------------------------------------------------------------
                                            Past 12 Months    Since Fund Started
--------------------------------------------------------------------------------
Income Opportunity Fund - Class Y                 N/A                N/A
--------------------------------------------------------------------------------
Lehman Brothers Corporate Bond Index             10.2%
--------------------------------------------------------------------------------
CDA/Wiesenberger Corp - High Yield - MF          12.6%
--------------------------------------------------------------------------------
CDA/Wiesenberger Global Income - MF              3.3%
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)       Class Y Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)(1)                                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
amount redeemed)(2)                                                   None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                       0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                             None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)
--------------------------------------------------------------------------------
Net Expenses                                                          0.95%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.


The following example should help you compare the cost of investing in the Income Opportunity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



-----------------------------------
                     Class Y Shares
-----------------------------------
1 Year               $   97
-----------------------------------
3 Years              $  303
-----------------------------------
5 Years              $  525
-----------------------------------
10 Years             $1,166
-----------------------------------



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                           TOUCHSTONE VALUE PLUS FUND

THE FUND'S INVESTMENT GOAL

The Value Plus Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65%) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages but are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks.

Up to 70% of total assets may be invested in large-cap companies and up to 30% may be invested in mid-cap companies.

The Fund may invest in:

         - Preferred stocks (up to 35%)

         - Investment grade debt securities

         - Convertible securities.

In addition, the Fund may also invest in:

         - Cash equivalent investments (up to 10%)

         - Short-term debt securities.

[SIDEBAR]

WHEN IS A STOCK CONSIDERED UNDERVALUED?

A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered are:

          - price relative to earnings

          - price relative to cash flow

          - price relative to financial strength

[SIDEBAR]

WHAT ARE "LARGE-CAP" AND "MID-CAP" COMPANIES?

A large-cap company has a market capitalization of more than $5 billion. A mid-cap company has a market capitalization of between $1 billion and $5 billion.

[SIDEBAR]

YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The stock market as a whole goes down.

- The market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued.

- The stocks in the Fund's portfolio are not undervalued as expected.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility in return for the potential of higher returns. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

PERFORMANCE NOTE

Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Value Plus Fund started on May 1, 1998, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR                Class Y Shares
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)(1)                                 None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage
of amount redeemed)(2)                                             None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                   0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                          None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)
--------------------------------------------------------------------------------
Net Expenses                                                      1.05%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.


The following examples should help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


---------------------------------
                   Class Y Shares
---------------------------------
1 Year             $107
---------------------------------
3 Years            $334
---------------------------------


- The example for the 3-year period is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                         TOUCHSTONE GROWTH & INCOME FUND

THE FUND'S INVESTMENT GOAL

The Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65%) in dividend-paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may choose to purchase securities which do not pay dividends (up to 35%) but which are expected to increase in value or produce high income payments in the future.

The portfolio manager focuses on investing in companies that have a market capitalization of at least $1 billion, but may invest in companies of any size.

The Fund may also invest up to 20% of its total assets in debt securities - and within this 20% limitation, the Fund may invest the full 20% in investment grade debt securities or up to 5% in non-convertible non-investment grade debt securities.

The Fund may also invest in:

         - Securities of foreign companies including American Depository Receipts (ADRs) (up to 20%).

         - Real estate investment trusts (up to 10%).


[SIDEBAR]

YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT NON-INVESTMENT GRADE SECURITIES ON PAGE __. YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.
YOU CAN FIND MORE ABOUT ADRS ON PAGE __.

[SIDEBAR]

MORE ON REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.


THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The stock market as a whole goes down.

- Any of the stocks in the Fund's portfolio do not increase in value as expected.

- Earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility in return for the potential of higher returns. Capital appreciation of your investment capital may be important to you, however, you may be uncomfortable taking extreme risk in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

The bar chart shown below indicates the risks of investing in the Growth & Income Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR CHART]
                 GROWTH & INCOME FUND -- CLASS A PERFORMANCE(1)

                         YEARS           TOTAL RETURN
                         -----           ------------
                         1994*               9.20%
                         1995               35.14%
                         1996               16.95%
                         1997               20.70%

---------
*The Fund started on October 3, 1994.

         During the period shown in the bar chart, the highest quarterly return was 11.77% (for the quarter ended June 30, 1997) and the lowest quarterly return was -4.35% (for the quarter ended March 31, 1997).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The table below shows how the Fund's average annual returns for the periods shown compare to those of the S&P 500 Index and to the CDA/Wiesenberger Growth & Current Income Average - MF Index. The S&P 500 Index is a widely recognized unmanaged index of stock performance. The CDA/Wiesenberger Growth & Income - MF Index is a composite index of the annual returns of mutual funds that have an investment style similar to the Growth & Income Fund. The table shows the effect of the Class A sales charge.


For the periods ended December 31, 1997

--------------------------------------------------------------------------------
                                            Past 12 Months    Since Fund Started
--------------------------------------------------------------------------------
Growth & Income Fund -- Class Y                   N/A                 N/A
--------------------------------------------------------------------------------
S&P 500 Index                                    33.4%
--------------------------------------------------------------------------------
CDA/Wiesenberger Growth & Income - MF
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR               Class Y Shares
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)(2)                                 None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                  0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                         None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)
--------------------------------------------------------------------------------
Net Expenses                                                     1.05%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.


The following example should help you compare the cost of investing in the Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


-------------------------------
                 Class Y Shares
-------------------------------
1 Year           $  107
-------------------------------
3 Years          $  334
-------------------------------
5 Years          $  579
-------------------------------
10 Years         $1,283
-------------------------------



The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                            TOUCHSTONE BALANCED FUND

THE FUND'S INVESTMENT GOAL

The Balanced Fund seeks to achieve both an increase in the value of Fund shares and current income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in both equity securities (generally about 60%) and debt securities (generally about 40%, but at least 25%). The debt securities will be rated investment grade or at the highest level of non-investment grade.

The Fund may invest in:

         - Warrants

         - Preferred stocks

         - Convertible securities.

The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in emerging markets securities.

[SIDEBAR]

YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT NON-INVESTMENT GRADE SECURITIES ON PAGE __. YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.
YOU CAN FIND MORE ABOUT EMERGING MARKET SECURITIES ON PAGE __.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- The stock market as a whole goes down.

- Any of the stocks in the Fund's portfolio do not increase in value as expected.

- Earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced.

- Investment in foreign equity or debt securities falls out of favor with the market.

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are a risk neutral or moderately conservative investor. You may typically take a relatively low risk approach to investing and may be comfortable with a low level of volatility in your investments. While safety may be important to you, you may also value appreciation of your investments. If you invest in this Fund, you should be willing to accept some risk in order to realize moderate returns on your investment. This Fund's approach may be appropriate for you if you are several years from retirement.

The bar chart shown below indicates the risks of investing in the Balanced Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund started. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR CHART]
                    BALANCED FUND -- CLASS A PERFORMANCE(1)

                         YEARS          TOTAL RETURN
                         -----          ------------
                         1994*               0.30%
                         1995               23.24%
                         1996               16.88%
                         1997               19.25%

---------
*The Fund started on October 3, 1994

         During the period shown in the bar chart, the highest quarterly return was 10.71% (for the quarter ended June 30, 1997) and the lowest quarterly return was -0.32% (for the quarter ended March 31, 1997).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's Composite Index of 500 Stocks, the Lehman Brothers Government/Corporate Index and to the CDA/Wiesenberger Balanced Domestic - MF index. The Lehman Brothers Government/Corporate Index is composed of 5,400 publicly issued corporate and U.S. government debt rated Baa or better with at least one year to maturity and at least $25 million par outstanding. The CDA/Wiesenberger Balanced Domestic - MF index is a composite index of the annual returns of mutual funds that have an investment style similar to the Balanced Fund. The table shows the effect of the Class A sales charge.


For the periods ended December 31, 1997

--------------------------------------------------------------------------------
                                             Past 12 Months   Since Fund Started
--------------------------------------------------------------------------------
Balanced Fund - Class Y                            N/A                N/A
--------------------------------------------------------------------------------
S&P 500 Index                                     33.4%
--------------------------------------------------------------------------------
Lehman Brothers Government/Corporate Index        9.7%
--------------------------------------------------------------------------------
CDA/Wiesenberger Balanced Domestic - MF
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR            Class Y Shares
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)(1)                                   None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage
of amount redeemed)(2)                                             None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                   0.80%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                          None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)
--------------------------------------------------------------------------------
Net Expenses                                                      1.10%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.


The following example should help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


------------------------------
                Class Y Shares
------------------------------
1 Year          $  112
------------------------------
3 Years         $  350
------------------------------
5 Years         $  606
------------------------------
10 Years        $1,340
------------------------------



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                              TOUCHSTONE BOND FUND

THE FUND'S INVESTMENT GOAL

The Bond Fund seeks to provide a high level of current income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in higher quality investment grade debt securities (at least 65%). The Fund's investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average maturity between five and fifteen years.

The Fund invests in:

         - Mortgage-related securities

         - Asset-backed securities

         - Preferred stocks.

The Fund also invests in U.S. or foreign debt securities which are rated non-investment grade (up to 35%).

In addition, the Fund may invest in :

         - Debt securities denominated in foreign currencies (20% or less)

[SIDEBAR]

YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT NON-INVESTMENT GRADE SECURITIES ON PAGE __. YOU CAN FIND MORE ABOUT FOREIGN COMPANIES ON PAGE __.
YOU CAN FIND MORE ABOUT MORTGAGE-RELATED SECURITIES ON PAGE __.

[SIDEBAR]

MORE ABOUT ASSET-BACKED SECURITIES.
[To Come]

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- Interest rates go up, causing the value of any debt securities held by the Fund to decline.

- Investment in foreign debt securities falls out of favor with the market.

- The issuers of non-investment grade debt securities are unable to make principal and interest payments due to economic or other circumstances.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement.

The bar chart shown below indicates the risks of investing in the Bond Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund's inception. The chart does not reflect any sales charges. Sales charges will reduce return.

The return for other classes of shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                                  [BAR GRAPH]
                      BOND FUND -- CLASS A PERFORMANCE(1)

                              YEARS          TOTAL RETURN
                              -----          ------------
                              1994*               0.28%
                              1995               16.95%
                              1996                2.85%
                              1997                7.30%

---------
*The Fund started on October 3, 1994.

         During the period shown in the bar chart, the highest quarterly return was 5.21% (for the quarter ended December 31, 1997) and the lowest quarterly return was -2.10% (for the quarter ended March 31, 1997).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Aggregate Index and to the CDA/Wiesenberger Corp - Investment Grade - MF index. The Lehman Brothers Aggregate Index is comprised of approximately 6000 publicly traded bonds with an average maturity of about 10 years. The CDA/Wiesenberger Corp - Investment Grade
- MF index is a composite index of the annual returns of mutual funds that have an investment style similar to the Bond Fund. The table shows the effect of the Class A sales charge.


For the periods ended December 31, 1997

--------------------------------------------------------------------------------
                                             Past 12 Months   Since Fund Started
--------------------------------------------------------------------------------
Bond Fund - Class Y                               N/A                N/A
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Index                   9.7%
--------------------------------------------------------------------------------
CDA/Wiesenberger Corp - Investment Grade -        8.9%
MF
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR                  CLASS Y SHARES
INVESTMENT)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price)(1)                                  None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of amount redeemed)(2)                                   None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                    0.55%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                           None
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(3)
--------------------------------------------------------------------------------
Net Expenses                                                       0.65%
--------------------------------------------------------------------------------

(1) You may pay a reduced sales charge on very large purchases. There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of purchase. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

(2) The 1.00% is waived for benefits paid to you through a qualified pension plan.

(3) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.


The following example should help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


----------------------------------
                    Class Y Shares
----------------------------------
1 Year              $ 66
----------------------------------
3 Years             $208
----------------------------------
5 Years             $362
----------------------------------
10 Years            $810
----------------------------------



- The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                         TOUCHSTONE STANDBY INCOME FUND

THE FUND'S INVESTMENT GOAL

The Standby Income Fund seeks to provide a higher level of current income than a money market fund, while preventing large fluctuations in the value of your initial investment. The Fund does not try to keep a constant $1.00 per share net asset value.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests mostly in various types of money market instruments. All investments will be rated at least investment grade. On average, the securities held by the Fund will mature in less than one year.

The Fund invests in:

          - Short-term government securities

          - Mortgage-related securities

          - Asset-backed securities

          - Repurchase agreements.

The Fund's investments may include up to 50% in:

          - Securities denominated in U.S. dollars and issued in the U.S. by foreign issuers (known as Yankee bonds),

          - Eurodollar Certificates of Deposit.

In addition, the Fund may also invest in :

          - Debt securities denominated in foreign currencies (up to 20%).

          - Corporate bonds, commercial paper, certificates of deposit, and bankers' acceptances.

[SIDEBAR]


YOU CAN FIND MORE ABOUT INVESTMENT GRADE SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT MORTGAGE-RELATED SECURITIES ON PAGE __.
YOU CAN FIND MORE ABOUT ASSET-BACKED SECURITIES ON PAGE __.

THE KEY RISKS

There is a remote chance that you could lose money on your investment in the Fund, or the Fund could return less than other investments if:

- Interest rates go up, causing the value of any debt securities to decline.

- The issuers of investment grade debt securities are unable to make principal and interest payments due to economic or other circumstances.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you take a relatively low risk approach to investing. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you want the added convenience of writing checks directly from your account.

The bar chart shown below indicates the risks of investing in the Standby Income Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund's inception.


                                  [BAR GRAPH]
                       STANDBY INCOME FUND -- PERFORMANCE

                          YEARS          TOTAL RETURN
                          -----          ------------
                           1994*             1.16%
                           1995              5.71%
                           1996              4.83%
                           1997              5.21%

---------
*The Fund started on October 3, 1994.

         During the period shown in the bar chart, the highest quarterly return was 1.57% (for the quarter ended December 31, 1995) and the lowest quarterly return was 1.07% (for the quarter ended March 31, 1996).

         (1) The returns shown are for Class A shares. Class A shares are not offered in this Prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The table below shows how the Fund's average annual returns for the periods shown compare to those of the Merrill Lynch 91-Day Treasury Index and to the 30-Day Money Market Yield Index. The Merrill Lynch 91-Day Treasury Index consists of short-term U.S. Treasury securities, maturing in 91 days. The 30-Day Money Market Yield Index is an index of money market funds based on 30-day yields.

For the periods ended December 31, 1997

-------------------------------------------------- --------------------------- ----------------------------
                                                        Past 12 Months             Since Fund Started
-------------------------------------------------- --------------------------- ----------------------------
Standby Income Fund                                          5.21%                        5.21%
-------------------------------------------------- --------------------------- ----------------------------
Merrill Lynch 91-Day Treasury Index                           5.3%
-------------------------------------------------- --------------------------- ----------------------------
30-Day Money Market Yield Index                               5.1%
-------------------------------------------------- --------------------------- ----------------------------

\THE FUND'S FEES AND EXPENSES

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

------------------------------------------------------------ -------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------ -------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                          None
------------------------------------------------------------ -------------------
Maximum Deferred Sales Charge (Load) (as a percentage of
amount redeemed)                                                       None
------------------------------------------------------------ -------------------

------------------------------------------------------------ -------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
------------------------------------------------------------ -------------------
Management Fees                                                       0.25%
------------------------------------------------------------ -------------------
Distribution (12b-1) Fees                                              None
------------------------------------------------------------ -------------------
Other Expenses                                                        3.26%
------------------------------------------------------------ -------------------
Total Annual Fund Operating Expenses                                  3.51%
------------------------------------------------------------ -------------------
Fee Waiver and/or Expense Reimbursement(1)                            2.76%
------------------------------------------------------------ -------------------
Net Expenses                                                          0.75%
------------------------------------------------------------ -------------------
(1) Touchstone Advisors has agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least December 31, 1999.



The following example should help you compare the cost of investing in the Standby Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


             ---------------------------------------- ----------------------
             1 Year                                   $   77
             ---------------------------------------- ----------------------
             3 Years                                  $  819
             ---------------------------------------- ----------------------
             5 Years                                  $1,584
             ---------------------------------------- ----------------------
             10 Years                                 $3,599
             ---------------------------------------- ----------------------



   The example for the 3, 5 and 10-year periods is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

                         INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not be actively pursuing its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

Some of the Funds may engage in active trading to achieve their investment goals. This may cause the Fund to realize higher capital gains which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transactions costs, which would lower the Fund's performance.

YEAR 2000 RISK.

Touchstone has implemented steps intended to assure that its major computer systems and processes are capable of Year 2000 processing. We are also examining the third parties with whom we work to assess their readiness and are developing contingency plans to assure that any problems in their systems will not materially affect Touchstone's operations.

Companies or governmental entities in which Touchstone Funds invest could also be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact.

Computer systems failure of Touchstone, a Fund Sub-Advisor or that of any Fund service provider could impair Fund services and have a negative impact on a Fund's operations and returns.

THE FUNDS AT A GLANCE.

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?

         The following table show the main types of securities in which each Fund generally will invest.

----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
                                          EMERGING INTERNATIONAL INCOME      VALUE PLUS GROWTH &    BALANCED FUND BOND FUND STANDBY
                                          GROWTH   EQUITY FUND   OPPORTUNITY FUND       INCOME FUND                         INCOME
                                          FUND                   FUND                                                       FUND
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
FINANCIAL INSTRUMENTS
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN U.S. STOCKS                     o         o                         o          o             o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN FOREIGN STOCKS                  o         o                                    o             o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN INVESTMENT GRADE DEBT           o         o             o           o          o             o          o           o
   SECURITIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN NON-INVESTMENT GRADE DEBT                 o             o                      o             o          o
   SECURITIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN FOREIGN DEBT SECURITIES                   o             o                      o             o          o           o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN FUTURES CONTRACTS
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN FORWARD CURRENCY CONTRACTS                              o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN ASSET-BACKED SECURITIES                                                                                 o           o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN MORTGAGE-RELATED SECURITIES     o                       o                                               o           o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN REAL ESTATE INVESTMENT                                                         o
   TRUSTS (REITS)
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
INVESTMENT TECHNIQUES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES SECURITIES OF SMALL CAP         o
   COMPANIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES SECURITIES OF MID CAP                                               o
   COMPANIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES SECURITIES OF LARGE CAP                                             o          o             o
   COMPANIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES UNDERVALUED STOCKS              o                                   o          o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN SECURITIES OF EMERGING          o         o             o                      o             o
   MARKETS COUNTRIES
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   EMPHASIZES DIVIDEND-PAYING COMMON                                                         o
  STOCKS
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------
   INVESTS IN SHORT-TERM DEBT SECURITIES                                          o                                               o
----------------------------------------- -------- ------------- ----------- ---------- ----------- ------------- --------- --------

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?

         The following table shows some of the main risks to which each Fund is subject. Each risk is described in detail below.

---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
                                   EMERGING   INTERNATIONAL INCOME      VALUE PLUS GROWTH &    BALANCED FUND  BOND FUND  STANDBY
                                   GROWTH     EQUITY FUND   OPPORTUNITY FUND       INCOME FUND                           INCOME FUND
                                   FUND                     FUND
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
MARKET RISK                            o           o                         o          o             o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   EMERGING GROWTH COMPANIES           o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   REAL ESTATE INVESTMENT TRUSTS                                                        o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
INTEREST RATE RISK                     o                         o           o          o             o           o            o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   MORTGAGE-RELATED SECURITIES         o                         o                                                o            o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
CREDIT RISK                            o                         o           o          o             o           o            o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   NON-INVESTMENT GRADE SECURITIES                               o                      o             o           o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
FOREIGN INVESTING RISK                 o           o             o                      o             o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   EMERGING MARKET RISK                o           o             o                      o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------
   POLITICAL RISK                                  o             o
---------------------------------- ---------- ------------- ----------- ---------- ----------- -------------- ---------- -----------

RISKS OF INVESTING IN THE FUNDS

Market Risk. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

  - Emerging Growth Companies. Investment in Emerging Growth Companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.

   - REITs. Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

Interest Rate Risk. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

   - Mortgage-Related Securities. Payments from the pool of loans underlying a Mortgage-Related Security may not be enough to meet the monthly payments of the Mortgage-Related Security. If this occurs the Mortgage-Related Security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a Mortgage-Related Security and will affect the average life of the Mortgage-Related Securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-Related Securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

Credit Risk. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of Investment Grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

- Non-Investment Grade Securities. Non-Investment Grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in Non-Investment Grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of Non-Investment Grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for Non-Investment Grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-Investment Grade securities can also be more difficult to sell for good value.

Foreign Investing. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

- Emerging Markets Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

- Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case that the Fund may lose all or part of its investment in that country's issuers.

                              THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR

Touchstone Advisors, Inc., located at 311 Pike Street, Cincinnati, Ohio 45202 is the investment advisor of the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the Advisers Act) since 1994. As of June 30, 1998, Touchstone Advisors had $361 million in assets under management.

Touchstone Advisors is responsible for selecting Fund Sub-Advisors who have shown good investment performance in their areas of expertise. The Board of Trustees of the Trust reviews and must approve the Advisor's selections. Touchstone considers various factors in evaluating Fund Sub-Advisors, including:

             -      level of knowledge and skill
             -      performance as compared to its peers or benchmark
             -      consistency of performance over five years or more
             -      level of compliance with investment rules and strategies
             -      employees, facilities and financial strength
             -      quality of service

Touchstone will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Advisors.

Touchstone discusses its expectations for performance with each Fund Sub-Advisor. Touchstone provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone a fee for its services. Out of this fee Touchstone pays each Fund Sub-Advisor a fee for its services.

The fee paid to Touchstone by each Fund for the year ended December 31, 1997 is shown in the table below.

      -------------------------------      ----------------------------
      FUND                                 FEE TO TOUCHSTONE
                                           (AS % OF AVERAGE DAILY NET
                                           ASSETS)
      -------------------------------      ----------------------------
      Emerging Growth Fund                 0.80%
      -------------------------------      ----------------------------
      International Equity Fund            0.95%
      -------------------------------      ----------------------------
      Income Opportunity Fund              0.65%
      -------------------------------      ----------------------------
      Value Plus Fund                      0.75%
      -------------------------------      ----------------------------
      Growth & Income Fund                 0.80%
      -------------------------------      ----------------------------
      Balanced Fund                        0.80%
      -------------------------------      ----------------------------
      Bond Fund                            0.55%
      -------------------------------      ----------------------------
      Standby Income Fund                  0.25%
      -------------------------------      ----------------------------

FUND SUB-ADVISORS

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

DAVID L. BABSON & COMPANY, INC. ("Babson")
One Memorial Drive, Cambridge, Massachusetts 02142-1300

A FUND SUB-ADVISOR TO THE EMERGING GROWTH FUND

Babson has been registered as an investment advisor under the Advisers Act since 1940. Babson provides investment advisory services to individual and institutional clients. As of June 30, 1998, Babson and affiliates had assets under management of $___ billion. Babson has been managing the Emerging Growth Fund since the Fund's inception.

Dennis J. Scannell , Peter C. Schliemann and Lance F. James have primary responsibility for the day-to-day management of the Fund. Mr. Scannell has been with the firm since 1993, Mr. Schliemann has been with Babson since 1979, and Mr. James has been with the firm since 1986.

WESTFIELD CAPITAL MANAGEMENT COMPANY, INC. ("Westfield")
One Financial Center, Boston, Massachusetts 02111

A FUND SUB-ADVISOR TO THE EMERGING GROWTH FUND

Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of June 30, 1998, Westfield had assets under management of $___ billion. Westfield has been managing the Emerging Growth Fund since the Fund's inception.

Michael J. Chapman has managed the portion of the Emerging Growth Fund's assets allocated to Westfield by the Advisor since ____. Mr. Chapman (CFA) has been with Westfield since 1990.

BEA ASSOCIATES ("BEA")
One Citicorp Center, 153 East 53rd Street, New York, New York 10022

FUND SUB-ADVISOR TO THE INTERNATIONAL EQUITY FUND

BEA has been registered as an investment advisor under the Advisers Act since 1968. BEA provides investment advisory services to individual and institutional clients. As of June 30, 1998, BEA had assets under management of $___ billion. BEA has been managing the International Equity Fund since the Fund's inception.

The Fund is managed by the BEA International Equity Management Team. The team consists of William Sterling, Richard Watt, Steven D. Bleiberg, Susan Boland, Emily Alejos and Robert B. Hrabchak.

ALLIANCE CAPITAL MANAGEMENT L.P. ("Alliance")
1345 Avenue of the Americas, New York, New York 10105

FUND SUB-ADVISOR TO THE INCOME OPPORTUNITY FUND

Alliance has been registered as an investment advisor under the Advisers Act since 1971. Alliance provides investment advisory services to individual and institutional clients. As of June 30, 1998, Alliance had assets under management of $___ billion. Alliance has been managing the Income Opportunity Fund since the Fund's inception.

Wayne Lyski and Vicki Fuller have primary responsibility for the day-to-day management of the Fund. Mr. Lyski has been with Alliance since 1983. Ms. Fuller
(CPA) has been with Alliance, and its predecessors, since 1985.

FORT WASHINGTON INVESTMENT ADVISORS, INC. ("Fort Washington")
420 East Fourth Street, Cincinnati, Ohio 45202

FUND SUB-ADVISOR TO THE VALUE PLUS FUND, BOND FUND, AND STANDBY INCOME FUND

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of June 30, 1998, Fort Washington had assets under management of $__ billion. Fort Washington has been managing the Value Plus Fund, the Bond Fund and the Standby Income Fund since each Fund's inception.

VALUE PLUS FUND: John C. Holden has managed the Value Plus Fund since May 1998. Mr. Holden (CFA) joined Fort Washington in May 1997 and is Vice President and Senior Portfolio Manager. Mr. Holden previously served as senior portfolio manager with Mellon Private Asset Management in Pittsburgh, senior portfolio manager and investment analyst for Star Bank's Stellar Performance Group in Cincinnati, and senior employee benefit portfolio manager for First Kentucky Trust Company in Louisville.

BOND FUND: Roger Lanham and Brendan White have managed the Bond Fund since ____. Mr. Lanham is a CFA and has been with Fort Washington since 1980. Mr. White is a CFA and has been with Fort Washington since 1993.

STANDBY INCOME FUND: Christopher J. Mahony has managed the Standby Income Fund since ___. Mr. Mahony joined Fort Washington in 1994 after eight years of investment experience with Neuberger & Berman.

Fort Washington is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. Touchstone may also be subject to such a conflict concerning certain other Fund Sub-Advisors. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.

SCUDDER KEMPER INVESTMENTS, INC. ("Scudder Kemper")
345 Park Avenue, New York, New York

FUND SUB-ADVISOR TO THE GROWTH & INCOME FUND

Scudder Kemper and its predecessors have provided investment advisory services to mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts since 1943. As of June 30, 1998, Scudder Kemper had assets under management of $____ billion. Scudder Kemper has been managing the Growth & Income Fund since June 1997.

Robert T. Hoffman, Lori Ensinger, Benjamin W. Thorndike and Kathleen T. Millard have primary responsibility for the day-to-day management of the Fund. Mr. Hoffman, Lead Product Manager, joined Scudder in 1990. He has 13 years of experience in the investment industry, including several years of pension fund management experience. Lori Ensinger, Lead Portfolio Manager, focuses on stock selection and investment strategy. She has been a portfolio manager since 1983 and joined Scudder in 1993. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr. Thorndike has 18 years of investment experience, joined Scudder in 1983. Kathleen T. Millard, Portfolio Manager and has worked as a portfolio manager since 1986. Ms. Millard, who joined Scudder in 1991, focuses on strategy and stock selection.

OPCAP ADVISORS ("OpCap")
Oppenheimer Tower, One World Financial Center, New York, NY 10281

FUND SUB-ADVISOR TO THE BALANCED FUND

OpCap is a subsidiary of Oppenheimer Capital. Oppenheimer Capital has been registered as an investment advisor under the Advisers Act since 1968 and its employees perform all investment advisory services provided to the Fund. As of June 30, 1998, Oppenheimer Capital and its subsidiaries had assets under management of $___ billion. OpCap has been managing the Balanced Fund since May 1997.

Alan Gutmann has managed the equity portion of the Balanced Fund since ____. Robert J. Bluestone and Matthew Greenwald have managed the fixed-income portion of the Balanced Fund since ____. Mr. Gutmann joined Oppenheimer Capital in 1991 and is Vice President. Mr. Bluestone joined Oppenheimer Capital in 1986 and is Managing Director. Mr. Greenwald joined Oppenheimer Capital in 1989 and is Vice President.

                            INVESTING WITH TOUCHSTONE





INVESTING IN THE FUNDS





Class Y shares of each Fund are currently offered only to The Western and Southern Life Insurance Company Separate Account A.


- INVESTOR ALERT: Touchstone may choose to refuse any purchase order.

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange (NYSE) is open. The fund calculates the NAV per share, generally using market prices, by dividing the total value of each class' net assets by the number of the class shares outstanding. Shares are purchased at the next offering price determined after your purchase or sale order is received and accepted by Touchstone. The offering price is the NAV plus a sales charge, if applicable.

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

- All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

- Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

- Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time the value was determined, the Board of Trustees might adjust the fair market value.


CHOOSING A CLASS OF SHARES

Each of the Funds (other than the Standby Income Fund) offers three classes of shares - Class A shares, Class C shares and Class Y shares. This Prospectus only offers Class Y shares. Each class of shares charges different sales charges and distribution or service fees. The amount of sales charges and other fees you pay will depend on which class of shares you decide to purchase.

Class Y shares are only available for purchase by pension plans.

The Standby Income Fund does not have share classes and it does not charge sales charges, distribution fees or service fees. The Standby Income Fund may be purchased by all investors.

CLASS Y SHARES

The offering price of each Class Y share is equal to its NAV. No sales charge is applied at any time.

No distribution or service fees are charged on Class Y Shares.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Each Touchstone Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for each Fund.

--------------------------------------------------------------------------------
                 FUND                       DIVIDENDS DECLARED    DIVIDENDS PAID
--------------------------------------------------------------------------------
Standby Income Fund                                Daily             Monthly
--------------------------------------------------------------------------------
Growth & Income Fund, Income Opportunity          Monthly            Monthly
Fund and Bond Fund
--------------------------------------------------------------------------------
Value Plus Fund and Balanced Fund                Quarterly          Quarterly
--------------------------------------------------------------------------------
Emerging Growth Fund and International           Annually            Annually
Equity Fund
--------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION


DISTRIBUTIONS: Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether is reinvested in additional shares of a Fund or received in cash.

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                           Touchstone Family of Funds
                                 311 Pike Street
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (Press 3)
                         http://www.touchstonefunds.com

You can view the Funds' SAI and the reports at the Public Reference Room of the Securities and Exchange Commission.

For a fee, you can get text-only copies by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-6009. You can also call
1-800-SEC-0330.

You can also view the SAI and the reports free from the Commission's Internet website at http://www.sec.gov.


Investment Company Act file no. 811-8380




                           TOUCHSTONE FAMILY OF FUNDS


                         Touchstone Emerging Growth Fund

                      Touchstone International Equity Fund

                       Touchstone Income Opportunity Fund

                           Touchstone Value Plus Fund

                         Touchstone Growth & Income Fund

                            Touchstone Balanced Fund

                              Touchstone Bond Fund

                         Touchstone Standby Income Fund


                               Class Y Shares are
                                Offered by this
                                   Prospectus

                              THE TOUCHSTONE FUNDS

                             TOUCHSTONE SERIES TRUST
                       (formerly Select Advisors Trust A)
                       Class A, Class C and Class Y shares

                         Touchstone Emerging Growth Fund
                      Touchstone International Equity Fund
                       Touchstone Income Opportunity Fund
                           Touchstone Value Plus Fund
                         Touchstone Growth & Income Fund
                            Touchstone Balanced Fund
                              Touchstone Bond Fund
                         Touchstone Standby Income Fund

                       Statement of Additional Information
                                 January 4, 1999

                  This Statement of Additional Information is not a Prospectus, but it relates to the Prospectus of Touchstone Series Trust dated January 4, 1999.

                  Financial statements are incorporated by reference into this Statement of Additional Information from the Funds' most recent annual and semi-annual reports.

                  You can get a free copy of the Prospectus of Touchstone Series Trust or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting your financial advisor or Touchstone at:
                           Touchstone Family of Funds
                                 311 Pike Street
                             Cincinnati, Ohio 45202
                                 (800) 669-2796
                         http://www.touchstonefunds.com

                  You can view the Funds' Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange Commission.

                  You can get text-only copies:

                           For a fee by writing to or calling the Public Reference Room of the
                           Commission, Washington, D.C. 20549-6009.
                           Telephone:  1-800-SEC-0330.

                           Free from the Commission's Internet website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
The Trust and the Funds................................................

Description of the Funds and Their Investments and Risks...............

Fund Policies..........................................................

Management of the Trust ...............................................

Investment Advisory and Other Services.................................

Brokerage Allocation and Other Practices...............................

Capital Stock and Other Securities.....................................

Organization of the Trust..............................................

Purchase, Redemption and Pricing of Shares.............................

Taxation of the Funds..................................................

Performance Information................................................

Financial Statements...................................................

Appendix ..............................................................

                             THE TRUST AND THE FUNDS

         Touchstone Series Trust (the "Trust") is composed of eight funds:
Emerging Growth Fund, International Equity Fund, Income Opportunity Fund, Value Plus Fund, Growth & Income Fund, Balanced Fund, Bond Fund (each, a "Fund" and collectively, the "Funds") and Touchstone Standby Income Fund (the "Standby Income Fund").

         Each Fund, other than the Standby Income Fund, is divided into three classes of shares: class A shares ("Class A Shares"), class C shares ("Class C Shares"), and class Y shares ("Class Y Shares"). Throughout this Statement of Additional Information (the "SAI"), unless otherwise specified, the term Fund or Funds refers to all applicable classes of such Fund or Funds.

         Each Fund is an open-end management investment company. The Trust was formed as a Massachusetts business trust on November 9, 1994.

         Shares of the Funds are sold by Touchstone Securities, Inc. ("Touchstone Securities" or the "Distributor"), the Trust's distributor. Touchstone Advisors, Inc. ("Touchstone" or the "Advisor") is the investment advisor of each Fund and the Standby Income Fund. The specific investments of each Fund are managed on a day-to-day basis by their respective sub- advisors (collectively, the "Fund Sub-Advisors"). Investors Bank & Trust Company ("Investors Bank" or the "Administrator") serves as administrator, custodian and fund accounting agent to each Fund.

         The Prospectus, dated January 4, 1999, provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed on the cover. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT GOALS

         The investment goal(s) of each Fund is described in the Prospectus. There can be no assurance that any Fund will achieve its investment goal(s).

INVESTMENT STRATEGIES AND RISKS

         The following provides additional information about the investment policies and types of securities which may be invested in by one or more Funds.

                FIXED-INCOME AND OTHER DEBT INSTRUMENT SECURITIES

         Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally will increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

         Ratings made available by S&P and Moody's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Fund Sub-Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long term ability of the issuers to pay principal and interest and general economic trends.

         Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "Additional Risks and Investment Techniques -- When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER

         Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         For a description of commercial paper ratings, see the Appendix.

MEDIUM AND LOWER RATED AND UNRATED SECURITIES

         Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

         Generally, medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

         The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Fund Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees has instructed the Fund Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

         In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

         Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

LOWER-RATED DEBT SECURITIES

         While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

         The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

         In considering investments for the Fund, the Fund Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Fund Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

         A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

                               ILLIQUID SECURITIES

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         Each Fund Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         RELATED INVESTMENT POLICIES

         No Fund may invest more than 15% of its net assets in securities which are illiquid or otherwise not readily marketable. The Trustees of the Trust have adopted a policy that the International Equity Fund may not invest in illiquid securities other than Rule 144A securities. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless to do so would not be in the best interests of shareholders.

         Each Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Fund's 15% limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Fund Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Fund Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could be increased and the Fund could be adversely affected.

         No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

                               FOREIGN SECURITIES

         Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

EMERGING MARKETS SECURITIES

         "Emerging markets" securities include the securities of issuers based in some of the world's underdeveloped markets, including Eastern Europe. These typically include countries where per capita GNP is less than $8,355. Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

SPECIAL CONSIDERATIONS CONCERNING EASTERN EUROPE

         Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) potentially less social, political and economic stability;
(ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the Commonwealth of Independent States (formerly the Union of Soviet Socialist Republics).

         So long as the Communist Party continues to exercise a significant or, in some cases, dominant role in Eastern European countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the interests of a Fund's shareholders.

CURRENCY EXCHANGE RATES

         A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

                                     OPTIONS

OPTIONS ON SECURITIES

         The respective Funds may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

         When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

         When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

         A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

         When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

         When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

         A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

         A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

         Each Fund has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

         The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Fund Sub-Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Board of Trustees.

         RELATED INVESTMENT POLICIES

         Each Fund which invests in equity securities may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

         To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

OPTIONS ON SECURITIES INDEXES

         Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

         Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Fund Sub-Advisor believes the option can be closed out.

         Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor and the respective Fund Sub-Advisor each believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

         When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

         Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

         Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Fund Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

         RELATED INVESTMENT POLICIES

         Each Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

         To the extent permitted by U.S. federal or state securities laws, the International Equity Fund may invest in options on foreign stock indexes in lieu of direct investment in foreign securities. The Fund may also use foreign stock index options for hedging purposes.

OPTIONS ON FOREIGN CURRENCIES

         Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         Certain Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

         Certain Funds also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

         RELATED INVESTMENT POLICIES

         Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Fund Sub-Advisor anticipates that the currency will appreciate in value.

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

         As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-rated currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS

         Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

         A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Fund Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Fund Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts in the manner set forth in the Prospectus may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

         The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

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               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         The successful use of such instruments draws upon the Fund Sub-Advisor's skill and experience with respect to such instruments and usually depends on the Fund Sub-Advisor's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS

         A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.

         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

         Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without

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
actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         When a Fund enters into a futures contract for any purpose, the Fund will establish a segregated account with the Fund's custodian to collateralize or "cover" the Fund's obligation consisting of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Fund Sub-Advisor may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although each applicable Fund Sub-Advisor believes that use of such contracts will benefit the respective Fund, if the Fund Sub-Advisor's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

         Each Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

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
         The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

         Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter.
 In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United

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
States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

FUTURES CONTRACTS AND RELATED OPTIONS

         Each Fund may enter into futures contracts and purchase and write
(sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Fund Sub-Advisor that such contracts are necessary or appropriate in the management of the Fund's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

         No Fund will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Fund will buy futures or write puts whose underlying value exceeds 25% of its total assets, and no Fund will buy calls with a value exceeding 5% of its total assets.

         A Fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

         A Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Fund Sub-Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

         Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

LENDING OF FUND SECURITIES

         By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

DERIVATIVES

         The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Fund Sub-Advisor will use derivatives only in circumstances where the Fund Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Funds may use and some of their associated risks is found below.

ADRS, EDRS AND CDRS

         ADRs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), may also be purchased by the Funds. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.

U.S. GOVERNMENT SECURITIES

         Each Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

         Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MORTGAGE-RELATED SECURITIES

         Each Fund may invest in mortgage-related securities. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security.

         Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

         CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

         Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the investment restriction limiting a Fund's investment in illiquid instruments to not more than 15% of the value of its net assets will apply.

STRIPPED MORTGAGE-RELATED SECURITIES

         These securities are either issued and guaranteed, or privately-issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. The Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Fund Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

         Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See "Mortgage-Related Securities" above. In addition, the yields on stripped mortgage-related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage-related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and

FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, the Funds will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

ZERO COUPON SECURITIES

         Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables) or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at the time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

         These instruments will be considered illiquid securities and so will be limited, along with a Fund's other illiquid securities, to not more than 15% of the Fund's net assets.

SWAP AGREEMENTS

         To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

         In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

         All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.

CUSTODIAL RECEIPTS

         Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

         To secure prices deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

         Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

REPURCHASE AGREEMENTS

         Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. A Fund may enter into repurchase agreements with respect to U.S. Government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Fund Sub-Advisor, acting under the supervision of the Advisor and the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. In entering into a repurchase agreement, a Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS AND FORWARD ROLL TRANSACTIONS

         The Funds may enter into reverse repurchase agreements and forward roll transactions. In a reverse repurchase agreement the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage- backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement or forward roll transaction it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements and forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements and forward roll transactions are considered to be borrowings by a Fund for purposes of the limitations described in "Certain Investment Restrictions" below and in the Trust's Statement of Additional Information.

TEMPORARY INVESTMENTS

         For temporary defensive purposes during periods when the Fund Sub-Advisor of a Fund believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

         In addition, for the same purposes the Fund Sub-Advisor of the International Equity Fund may invest without limit in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least AA by S&P or Aa by Moody's or, if unrated, are determined by the Fund Sub-Advisor to be of equivalent quality. Each Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

CONVERTIBLE SECURITIES

         Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities.

         While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

REAL ESTATE INVESTMENT TRUSTS

         The Growth and Income Fund may invest in REITs, which can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

         Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

         The Growth & Income Fund may invest in SPDRs. SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.

ASSET COVERAGE

         To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the Trust's custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

RATING SERVICES

         The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Fund Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees of the Trust. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Fund Sub- Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectus is set forth in the Appendix to the Prospectus.

                                  FUND POLICIES

         The following investment restrictions are "fundamental policies" of each Fund and may not be changed with respect to a Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, no Fund may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money (including through reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause
(i) under the caption "Additional Restrictions" below;

         (2) underwrite securities issued by other persons except insofar as the Funds (Trust or the Funds) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         (4)(a)(all Funds except the Growth & Income Fund) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund (Trust) may hold and sell, for the Fund's (Fund's) portfolio, real estate acquired as a result of the Fund's (Fund's) ownership of securities);

         (4)(b)(Growth & Income Fund only)

            (i) purchase or sell real estate (except that (a) the Fund may invest in (i) securities of entities that invest or deal in real estate, mortgages, or interests therein and (ii) securities secured by real estate or interests therein and (b) the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities;

            (ii) purchase or sell interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and options contracts) in the ordinary course or business.

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) with respect to 75% of its total assets taken at market value, invest in assets other than cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

ADDITIONAL RESTRICTIONS

         Each Fund (or the Trust, on behalf of each Fund) will not, as a matter of "operating policy" (changeable by the Board of Trustees without a shareholder vote) (except that no operating policy shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

(i) borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v)      invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

(vii) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Trustees have determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

(viii) invest more than 10% of the Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid by the Fund's Board of Trustees);

(ix) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

(xi) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

(xii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and
         (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

(xiii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and:
         (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

                             MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

         Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is 311 Pike Street, Cincinnati, Ohio 45202. The Trustees and officers of the Trust also serve in the same positions with the Touchstone Variable Series Trust (formerly named the Select Advisors Variable Insurance Trust).

                              TRUSTEES OF THE TRUST
                          [NEED TO UPDATE AGES & INFO.]

         *EDWARD G. HARNESS, JR. (age 49) - Chairman of the Board of Trustees, President and Chief Executive Officer; Director, President and Chief Executive Officer, Touchstone Advisors, Inc. (since February, 1994); Director, Chief Executive Officer, Touchstone Securities, Inc. (since October, 1991); President, Touchstone Securities, Inc. (since March, 1996); Trustee of Touchstone Variable Series Trust.

         *WILLIAM J. WILLIAMS (age 82) - Trustee; Chairman of the Board of Directors, The Western and Southern Life Insurance Company (since March, 1984); Chief Executive Officer, The Western and Southern Life Insurance Company (from March, 1984 to March, 1994); Trustee of Touchstone Variable Series Trust. His address is 400 Broadway, Cincinnati, OH 45202.

         JOSEPH S. STERN, JR. (age 80) - Trustee; Retired Professor Emeritus, College of Business, University of Cincinnati; Trustee of Touchstone Variable Series Trust.. His address is 3 Grandin Place, Cincinnati, OH 45208.

         PHILLIP R. COX (age 50) - Trustee; President and Chief Executive Officer, Cox Financial Corp. (since 1972); Director, Federal Reserve Bank of Cleveland; Director, Cincinnati Bell, Inc.; Director, PNC Bank; Director, Cinergy Corporation; Trustee of Touchstone Variable Series Trust. His address is 105 East Fourth Street, Cincinnati, OH 45202.

         ROBERT E. STAUTBERG (age 63) - Trustee; Retired Partner and Director, KPMG Peat Marwick; Chairman of the Board of Trustees, Good Samaritan Hospital; Trustee of Touchstone Variable Series Trust. His address is 4815 Drake Road, Cincinnati, OH 45243.

         DAVID POLLAK (age 80) - Trustee; President, The Ultimate Distributing Company (1986 to 1993); Director Emeritus, Fifth Third Bank; Trustee of Touchstone Variable Series Trust. His address is 1313 Kemper Road, Suite 111, Cincinnati, OH 45246.

                              OFFICERS OF THE TRUST

         Unless otherwise specified, each officer listed below holds the same position with the Trust and each Fund.

         JAMES J. VANCE (age 37) - Treasurer; Treasurer Western-Southern Life Insurance Company (since January, 1994); Corporate Financing Manager, Eastman Kodak Company (June, 1988 to December, 1993). His address is 400 Broadway, Cincinnati, OH 45202.

         EDWARD S. HEENAN (age 54) - Controller; Vice President and Controller, Touchstone Advisors, Inc. (since December, 1993); Director, Controller, Touchstone Securities, Inc. (since October, 1991); Vice President and Comptroller, The Western and Southern Life Insurance Company (since 1987). His address is 400 Broadway, Cincinnati, OH 45202.

         DAVID DENNISON (age __) -- [To be added].

         ANDREW S. JOSEF (age 34) - Secretary; Director, Legal Administration, Investors Bank & Trust Company ("Investors Bank") (since May, 1997); Senior Associate, Sullivan & Worcester LLP (November, 1995 to May, 1997); Associate, Goodwin, Proctor & Hoar (January, 1993 to November, 1995); Associate, Simpson Thacher & Bartlett (prior to 1993). His address is 200 Clarendon Street, Boston, Massachusetts 02116.

         SUSAN C. MOSHER (age 43) - Assistant Secretary; Director, Legal Administration, Investors Bank (since August, 1995); Associate Counsel, 440 Financial Group of Worcester, Inc. (January, 1993 to August, 1995). Her address is 200 Clarendon Street, Boston, Massachusetts 02116.

         TIMOTHY F. OSBORNE (age __) -- Assistant Treasurer; [To be added].

         PAUL J. JASINSKI (age 51) -- Assistant Treasurer; Managing Director - Fund Administration, Investors Bank (since July, 1985). His address is 200 Clarendon Street, Boston, Massachusetts 02116.

         Ms. Mosher and Messrs. Josef, Osborne and Jasinski also hold similar positions for other investment companies for which Investors Bank serves as administrator.

         No director, officer or employee of the Advisor, the Fund Sub-Advisors, the Distributor, the Administrator or any of their affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust and Touchstone Variable Series Trust (together, the "Fund Complex") pay in the aggregate, to each Trustee who is not a director, officer or employee of the Advisor, the Fund Sub-Advisors, the Distributor, the Administrator or any of their affiliates, an annual fee of $5,000, respectively, plus $1,000, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses. The following table reflects Trustee fees paid for the year ended December 31, 1997.

                           TRUSTEE COMPENSATION TABLE

NAME OF PERSON AND POSITION  AGGREGATE COMPENSATION FROM  AGGREGATE COMPENSATION FROM  TOTAL COMPENSATION FROM TRUST
                             THE TRUST WITH RESPECT TO    THE TRUST WITH RESPECT TO    AND FUND COMPLEX PAID TO
                             CLASS A SHARES OF THE FUNDS  CLASS C SHARES OF THE FUNDS  TRUSTEES

Joseph S. Stern, Jr.         $   945.37                   $   455.18                   $ 6,750
Trustee of Trust

Phillip R. Cox               $ 1,408.14                   $   675.71                   $10,000.00
Trustee of Trust

Robert E. Stautberg          $ 1,408.14                   $   675.71                   $10,000.00
Trustee of Trust

David Pollak                 $ 1,408.14                   $   675.71                   $10,000.00
Trustee of Trust

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  CLASS A SHARES OF THE
FUNDS


         As of [ ], Trustees and officers of the Trust owned in the aggregate less than 1% of the Class A Shares of any Fund or the Trust (all series taken together).



         As of September 24, 1998, (i) Western-Southern Life Assurance Company, 400 Broadway, Cincinnati, Ohio 45202 ("Western-Southern"), which was organized under the laws of the State of Ohio and which is a wholly owned subsidiary of Western and Southern Life Insurance Company ("Western and Southern"), was the record owner of 97.30%, 55.55%, 37.39% and 20.30% of the outstanding shares of the Value Plus Fund - Class A, International Equity Fund - Class A, Balanced Fund - Class A and Income Opportunity Fund - Class A, respectively; (ii) Western-Southern, Highlands Company of Delaware, P.O. Box 587, Harbor Springs, Michigan 49740, and Western Southern Deferred Compensation FBO 1 85B&86-89 Attn:
M Scott, 400 Broadway, Cincinnati, OH 45202-3341, were the record owners of 22.76%, 8.69% and 7.47%, respectively, of the Emerging Growth Fund - Class A;
(iii) Western and Southern Deferred Compensation FBO 1-85B&86-89 Attn: M Scott, 400 Broadway, Cincinnati, Ohio 45202, Western Southern Deferred Compensation FBO 6 82-88, Attn: M Scott, 400 Broadway, Cincinnati, Ohio 45202, Western and Southern, 400 Broadway, Cincinnati, Ohio 45202, which was organized under the laws of the State of Ohio, was the record owner of 11.88%, 10.24% and 10.23%, respectively, of the outstanding shares of the Growth & Income Fund - Class A;
(iv) NFSC FEBO #BX60 11320 County of Lawrence General Fund, 430 Court Street, New Castle, PA, Western and Southern; Western Southern Deferred Compensation FBO 2 94 Attn: M Scott, 400 Broadway, Cincinnati, Ohio 45202, and Western Southern Deferred Compensation FBO 2 Lump Sum Attn: M Scott, 400 Broadway, Cincinnati, Ohio 45202 were the record owners of 9.24%, 8.21%, 6.38% and 5.49%, respectively, of the outstanding shares of the Bond Fund -Class A; and (v) Western-Southern, NFSC FEBO #RYL-801615, The Hosch Grit II, Charles R. Hosche TTEE, P.O. Box 7569, Marietta, GA 30065, and Terry Copperman MD PC Combination Prototype Plan - Terry Copperman Corporate Account, 3525 Hilyard, Portland, OR 97405, were the record owners of 37.39%, 7.66%, and 5.33%, respectively, of the outstanding shares of the Balanced Fund - Class A. Each of the above-named entities owning over 50% of the outstanding shares of any of the above-named Funds may take actions requiring a majority vote without the approval of any other investor in such Fund.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:  CLASS C SHARES OF THE
FUNDS


         As of [ ], the Trustees and officers of the Trust owned in the aggregate less than 1% of the Class C shares of any Fund or the Trust (all series taken together).



         As of September 24, 1998, (i) Western-Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202 ("Western-Southern"), a wholly owned subsidiary of Western and Southern Life Insurance Company ("Western and Southern"), was the record owner of 53.35%, 66.79%, 49.77%, 33.12% and 7.05% of the outstanding shares of the Emerging Growth Fund - Class C, International Equity Fund - Class C, Balanced Fund - Class C, Income Opportunity Fund - Class C, and Growth & Income Fund - Class C, respectively; (ii) John C. Munn, Jr., 1928 Windmere Drive, Monroe, NC 28115, and Western-Southern were the record owner of 13.82% and 10.39%, respectively, of the outstanding shares of Bond Fund
- Class C; (iii) Western-Southern was the record owner of 97.57% of the outstanding shares of the Value Plus Fund - Class C. Because Western-Southern owns more than 50% of the outstanding shares of certain of the above-named Funds, it may take actions requiring a majority vote without the approval of any other investor in such Fund.



CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: STANDBY INCOME FUND



Western-Southern; Western and Southern; and Leslie V. Craig, 9904 Misty Morn Lane, Cincinnati, Ohio 45242 were the record owners of 26.30%, 26.30% and 5.28%, respectively, of the outstanding shares of the Standby Income Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

          Touchstone Advisors provides service to each Fund pursuant to Investment Advisory Agreements with the Trust (the "Advisory Agreements"). The services provided by the Advisor consist of directing and supervising each Fund Sub-Advisor, reviewing and evaluating the performance of each Fund Sub-Advisor and determining whether or not any Fund Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each respective Advisory Agreement will continue in effect if such continuance is specifically approved at least annually by the respective Board of Trustees and by a majority of the respective Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

         Each Advisory Agreement is terminable, with respect to a Fund or Standby Income Fund, without penalty on not more than 60 days' nor less than 30 days' written notice by (1) the Trust, when authorized either by (a) in the case of a Fund or the Standby Income Fund, a majority vote of the shareholders of the Fund (with the vote of each shareholder being in proportion to the amount of their investment), or (b) a vote of a majority of the respective Board of Trustees or (2) the Advisor. Each Advisory Agreement will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Advisor nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Funds, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

         The Trust's Prospectus contains a description of fees payable to the Advisor for services under the Advisory Agreements.

         For the periods indicated, the Class A Shares of each Fund and Standby Income Fund incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Class A Shares of each Fund and Standby Income Fund.



                 Emerging      International       Growth &                        Income                         Standby
               Growth Fund -   Equity Fund -     Income Fund   Balanced Fund     Opportunity     Bond Fund -   Income Fund
                 Class A          Class A         - Class A      - Class A     Fund - Class A      Class A

Rate               0.80%           0.95%            0.80%+         0.80%*           0.65%           0.55%          0.25%

For the Year
Ended 12/31/97    $48,463         $73,217          $181,803       $38,823          $66,313         $82,976        $18,755

For the Year
Ended 12/31/96    $35,755         $55,448          $138,167       $24,065          $28,495         $70,808        $15,675

For the Year
Ended 12/31/95    $26,169         $43,963          $94,187        $16,553          $13,479         $62,478        $13,725



+ Prior to September, 1997 the rate was 0.75%.

* Prior to May, 1997, the rate was 0.70%.

         For the periods indicated, the Advisor has voluntarily agreed to reimburse the Class A Shares of each Fund the following amounts:



                Emerging      International       Growth &                        Income                          Standby
              Growth Fund     Equity Fund -     Income Fund   Balanced Fund     Opportunity     Bond Fund -     Income Fund
                 Class A         Class A         - Class A      - Class A     Fund - Class A      Class A
For the Year
Ended
12/31/97         $84,098         $200,506         $39,190        $82,721          $62,571         $96,974        $192,319

For the Year
Ended
12/31/96         $59,720         $84,640          $62,911        $64,645          $62,865         $60,817        $114,416

For the Year
Ended
12/31/95         $65,261         $102,137         $37,425        $67,859          $69,419         $42,920        $101,543

FUND SUB-ADVISORS

         The Advisor has, in turn, entered into a portfolio advisory agreement (each a "Fund Agreement") with each Fund Sub-Advisor selected by the Advisor for a Fund or Standby Income Fund. Under the direction of the Advisor and, ultimately, of the Board of Trustees of the Trust, each Fund Sub-Advisor is responsible for making all of the day-to-day investment decisions for the respective Fund (or portion of a Fund).

         Each Fund Sub-Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund Agreement contains provisions similar to those described above with respect to the Advisory Agreements.

         The Advisor pays each Fund Sub-Advisor a fee for its services provided to the Fund that is computer daily and paid monthly at an annual rate equal to the percentage specified below of the value of the average daily net assets of the Fund:

                 EMERGING GROWTH FUND

                       David L. Babson & Company, Inc.                  0.50%

                       Westfield Capital Management                     0.45% on the first $10 million
                        Company, Inc.                                   0.40% on the next $40 million
                                                                        0.35% thereafter
                 INTERNATIONAL EQUITY FUND
                        BEA Associates                                  0.85% on the first $30 million
                                                                        0.80% on the next $20 million
                                                                        0.70% on the next $20 million
                                                                        0.60% thereafter
                 INCOME OPPORTUNITY FUND
                        Alliance Capital Management, L.P.               0.40% on the first $50 million
                                                                        0.35% on the next $20 million
                                                                        0.30% on the next $20 million
                                                                        0.25% thereafter

                 VALUE PLUS FUND

                        Fort Washington Investment Advisors, Inc.       0.45%

                 GROWTH & INCOME FUND
                        Scudder Kemper Investments, Inc.                0.50% on the first $150 million
                                                                        0.45% thereafter
                 BALANCED FUND
                        OpCap Advisors                                  0.60% on the first $20 million
                                                                        0.50% on the next $30 million
                                                                        0.40% thereafter
                 BOND FUND
                        Fort Washington Investment Advisors, Inc.       0.30%
                 STANDBY INCOME FUND
                        Fort Washington Investment Advisors, Inc.       0.15%

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

         Pursuant to Administration and Fund Accounting Agreements, Investors Bank supervises the overall administration of the Trust, including but not limited to, accounting, clerical and bookkeeping services; daily calculation of net asset values; preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations. Investors Bank also provides persons to serve as officers of the Trust. As custodian, Investors Bank holds cash, securities and other assets of the Trust.

         The Trust's Prospectus contains a description of fees payable to Investors Bank for its services as administrator, fund accounting agent and custodian.

         Prior to December 1, 1996, Signature Financial Services, Inc. ("Signature") served as administrator and fund accounting agent to the Trust.

         The Class A Shares of the Funds incurred the following administration and fund accounting fees for the periods indicated:


                Emerging      International      Growth &                         Income
               Growth Fund     Equity Fund -     Income Fund  Balanced Fund     Opportunity    Bond Fund -      Standby
               - Class A         Class A         - Class A      - Class A     Fund - Class A     Class A       Income Fund
For the Year
Ended
12/31/97        $100,241*       $222,430*        $111,938*      $97,151*         $95,319*        $104,717*       $68,412

For the Year
Ended
12/31/96**       $61,789         $64,008          $61,966        $64,985         $61,674          $61,716        $24,289

For the Year
Ended
12/31/95         $47,425         $56,773          $46,643        $47,446         $45,723          $47,775        $28,885

-----------

*        For the Year-Ended December 31, 1997, fee includes custody fees.

** Includes administrative and fund accounting fees paid to Signature Financial Services, Inc. and Investors Bank & Trust Company.






         Each of the Administration, Fund Accounting and Custodian Agreements (collectively, the "Agreements") provide that neither Investors Bank nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission, except for willful misfeasance, bad faith or negligence (gross negligence in respect of the Custodian Agreement) in the performance of its or their duties or by reason of disregard (reckless disregard in respect of the Custodian Agreement) of its or their obligations and duties under the Agreements.

         Each Agreement may not be assigned without the consent of the non-assigning party, and may be terminated after its Initial Term, with respect to a Fund, without penalty by majority vote of the shareholders of the Fund or by either party on not more than 60 days' written notice.

         State Street Bank and Trust Company ("State Street") serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, State Street maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. State Street may be reimbursed by the Trust for its out-of-pocket expenses.

DISTRIBUTOR


         The Trustees of the Trust have adopted a Distribution and Services Plan (the "Distribution Plan") with respect to Class A and Class C shares of each Fund (except the Standby Income Fund) after having concluded that there was a reasonable likelihood that the Distribution Plan would benefit each Class of each such Fund and its shareholders. The Distribution Plan is designed to promote sales, thereby increasing the net assets of the Fund. Such an increase may reduce the expense ratio to the extent the Fund's fixed costs are spread over a larger net asset base. In addition, an increase in net assets may lessen the adverse effects that could result were the Fund required to liquidate portfolio securities to meet redemptions. Of course, there is no assurance that the net assets of the Fund will increase or that the other benefits referred to above will be realized.


         The Class A Distribution Plan provides that the Trust may pay the Distributor a fee not to exceed 0.25% per annum of each Fund's average daily net assets attributable to its class A shares in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Trust, such as payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Trust, payments to employees of the Distributor, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses.

         The Class C Distribution Plan provides that the Trust may pay the Distributor a fee not to exceed 0.75% per annum of each Fund's average daily net assets attributable to its class C shares in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Trust, such as payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Trust, payments to employees of the Distributor, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses.

         No Fund is obligated under a Distribution Plan to pay any distribution or shareholder service expense in excess of the fees described above. Expenses incurred by the Distributor in one fiscal year in excess of the fees received from a Fund in that fiscal year do not give rise to any obligation on the part of a Fund to the Distributor with respect to any future fiscal year. Thus, if a Distribution Plan were terminated or not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by a Fund to the Distributor. Under arrangements with Dealers and others, the Distributor may pay compensation upon the sale of Fund shares. To finance such payments, the Distributor may utilize funds obtained from the Advisor which, in turn, may borrow funds from affiliated or unaffiliated parties. Such borrowings may be repaid or secured by an assignment of fees payable pursuant to the Distribution Plan.

         Each Distribution Plan will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons of the Trust" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distributor will provide to the Trustees of the Trust a quarterly written report of amounts expended by it under each Distribution Plan and the purposes for which such expenditures were made. The Distribution Plans further provides that the selection and nomination of the Trust's disinterested Trustees shall be committed to the discretion of the disinterested Trustees of the Trust. A Distribution Plan may be terminated at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of the shareholders of the Class. The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees. No disinterested Trustee has any financial interest in the Distribution Plan or in any related agreement. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plans for a period of not less than six years from the date of the Distribution Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.


         The Trust paid the following fees pursuant to the Class A Distribution Plan for the periods indicated with respect to Class A Shares of each Fund:

    Distribution
         Fee           Emerging      International       Growth &                     Income
                      Growth Fund    Equity Fund -     Income Fund  Balanced Fund   Opportunity     Bond Fund
                       - Class A       Class A         - Class A     - Class A     Fund - Class A   - Class A
 For the Year Ended
 12/31/97               $9,801          $10,363          $11,516       $6,637         $17,453        $4,764

 For the Year Ended
 12/31/96               $7,651           $7,551           $6,288       $4,477         $5,849         $3,038

 For the Year Ended
 12/31/95               $5,430           $5,986           $1,201       $3,082         $2,733          $569





         The Trust has entered into a Distribution Agreement with the Distributor. Under the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS


         Frost & Jacobs LLP, 2500 PNC Center, 201 East 5th Street, Cincinnati, Ohio 45201-5715, serves as counsel to the Trust and each Fund. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, acts as independent accountants of the Trust, providing audit services, tax return review and assistance and consultation in connection with the review of filings with the SEC.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         The Fund Sub-Advisors are responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, the Advisor, the Fund Sub-Advisors or their subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Fund Sub-Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Fund Sub-Advisors seek to evaluate the overall reasonableness of the brokerage commissions paid through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. In placing orders for the purchase and sale of securities for a Fund, the Fund Sub-Advisors take into account such factors as price, commission (if any, negotiable in the case of national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker-dealer. The Fund Sub-Advisors review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Fund Sub-Advisors are authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. A Fund Sub-Advisor may use this research information in managing a Fund's assets, as well as the assets of other clients.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Board of Trustees may determine, the Fund Sub-Advisors may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Fund Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the corresponding Fund Sub-Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Fund Sub-Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Fund Sub-Advisor's staff. Such information may be useful to the Fund Sub-Advisor in providing services to clients other than the Funds, and not all such information is used by the Fund Sub-Advisor in connection with the Funds. Conversely, such information provided to the Fund Sub-Advisor by brokers and dealers through whom other clients of the Fund Sub-Advisor effect securities transactions may be useful to the Fund Sub-Advisor in providing services to the Funds.

         In certain instances there may be securities which are suitable for a Fund as well as for one or more of the respective Fund Sub-Advisor's other clients. Investment decisions for a Fund and for the Fund Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

COMMISSIONS

         The Class A Shares of the Funds and Standby Income Fund paid the following brokerage commissions for the periods indicated:

                        Emerging      International      Growth &                      Income      Bond Fund -    Standby
      Aggregate       Growth Fund     Equity Fund -    Income Fund  Balanced Fund    Opportunity    Class A       Income
      Commission       - Class A         Class A        - Class A     - Class A     Fund - Class A                 Fund

      For the Year
      Ended 12/31/97    $13,110          $57,618         $94,360       $12,476           $0             $0           $0

      For the Year
      Ended 12/31/96    $11,550          $27,326         $45,100        $4,379           $0             $0           $0

      For the Year
      Ended 12/31/95     $9,127          $21,883         $34,430        $4,519           $0             $0           $0





                       CAPITAL STOCK AND OTHER SECURITIES

CAPITAL STOCK

         The Trust's Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share). The Trust currently consists of eight series (each a "Fund" and collectively, the "Funds") of shares. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in a series. Each share represents an equal proportionate interest in a series with each other share. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.


         Each Fund, other than the Standby Income Fund, is divided into three classes of shares: Class A Shares, Class C Shares and Class Y Shares. The following discussion applies to all classes of shares.


         The Trust is not required to hold annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders for the purpose of removing one or more Trustees. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Trust was organized on November 9, 1994 as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

         Each investor in a Fund may add to or reduce its investment in the Fund on each day the Fund determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Fund will be determined by multiplying the net asset value of the Fund by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Fund. Any additions or withdrawals which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Fund effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of the close of business on the following business day.

         When matters are submitted for shareholder vote or when shareholders are asked to provide voting instructions, shareholders of each Fund will have one vote for each full share held and a proportionate, fractional vote for fractional shares held. The separate vote of a Fund is required on any matter affecting the Fund unless the interests of each Fund in the matter are identical or the matter does not affect any interest of the Fund. Shareholders of a Fund are not entitled to vote or to provide voting instructions on matters that do not affect the Fund and do not require a separate vote of the Fund. Shareholders of all Funds will vote together to elect trustees and for certain other matters. Under certain circumstances the shareholders of one or more Funds could control the outcome of these votes.

         There normally will be no meeting of shareholders for the purpose of electing Trustees of the Trust unless and until such time as less than a majority of the Trust's Trustees holding office have been elected by shareholders, at which time the Trust's Trustees then in office will call a shareholders meeting for the election of trustees. Any Trustee of the Trust may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholder holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

         The Trust sends to each shareholder a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Funds.

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES
OFFERING PRICE

         Shares of the Funds are offered at Net Asset Value, plus any applicable sales charges. [Specimen price-make-up sheet]

VALUATION OF SECURITIES

         The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

         The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

         The problems inherent in making a good faith determination of the value of restricted securities are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Fund Sub-Advisor will value such securities based upon all relevant factors as outlined in FRR 1.

REDEMPTION IN KIND

         Each Fund and each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Fund, as the case may be, and valued as they are for purposes of computing the Fund's or the Fund's net asset value, as the case may be (a redemption in kind). If payment is made in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

         Each investor in a Fund, including the corresponding Fund, may add to or reduce its investment in the Fund on each day that the NYSE is open for business. As of the close of regular trading on the NYSE, New York time, on each such day, the value of each investor's interest in a Fund will be determined by multiplying the net asset value of the Fund by the percentage representing that investor's share of the aggregate beneficial interests in the Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day and (ii) the denominator of which is the aggregate net asset value of the Fund as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of the close of regular trading on the NYSE on the following day the NYSE is open for trading.

CLASS A SALES CHARGES

         Shares are sold at the public offering price next determined after a purchase order is received as discussed above. Each Fund, except the Standby Income Fund, imposes a sales charge in accordance with the following schedules:

Value Plus Fund, Emerging Growth Fund, International Equity Fund, Growth & Income Fund and Balanced Fund


                          AMOUNT OF INVESTMENT                 SALES CHARGE AS %    SALES CHARGE AS       DEALER       DISTRIBUTOR
                                                                OF OFFERING PRICE    % OF NET ASSET     CONCESSION       RETENTION
                                                                                          VALUE
          Under $50,000.......................................               5.75%             6.10%           5.00%           0.75%
          $50,000 but less than $100,000......................               4.50%             4.71%           3.75%           0.75%
          $100,000 but less than $250,000.....................               3.50%             3.63%           2.75%           0.75%
          $250,000 but less than $500,000.....................               2.50%             2.56%           2.00%           0.50%
          $500,000 but less than $1 million...................               2.00%             2.04%           1.60%           0.40%
          $1 million or more*.................................               0.00%             0.00%           0.00%           0.00%


Income Opportunity Fund and Bond Fund


                          AMOUNT OF INVESTMENT                 SALES CHARGE AS %     SALES CHARGE AS       DEALER       DISTRIBUTOR
                                                                OF OFFERING PRICE     % OF NET ASSET     CONCESSION       RETENTION
                                                                                           VALUE
          Under $25,000.......................................               4.75%             4.99%           4.00%           0.75%
          $25,000 but less than $50,000.......................               4.50%             4.71%           3.75%           0.75%
          $50,000 but less than $100,000......................               4.00%             4.17%           3.25%           0.75%
          $100,000 but less than $250,000.....................               3.50%             3.63%           2.75%           0.75%
          $250,000 but less than $500,000.....................               2.50%             2.56%           2.00%           0.50%
          $500,000 but less than $1 million...................               2.00%             2.04%           1.60%           0.40%
          $1 million or more*.................................               0.00%             0.00%          0.00 %           0.00%

 ----------

* There is no initial sales charge on purchases of $1 million or more, including purchases involving a Letter of Intent, Right of Accumulation, Aggregation or Concurrent Purchases (as described below). However, a contingent deferred sales charge ("CDSC") of 1% is imposed on such purchases if liquidated within the first year after purchase, except for exchanges or certain qualified retirement plans. See "Reduced Sales Charges" for information as to ways in which initial sales charges may be reduced.

         On sales at net asset value, Dealers may be paid referral fees by the Distributor directly; such fees will not be borne by the investor.

         From time to time, the Distributor may reallow to Dealers the full amount of the sales charge.

CLASS C CONTINGENT DEFERRED SALES CHARGE ("CDSC")

         Class C Shares of any Fund may be purchased without an initial sales charge. However, (with the exception of Standby Income Fund) you will bear your proportionate share of payments made pursuant to the Trust's distribution and service plan described hereunder under the caption "Distribution and Service Plan." Such payments will affect the net asset value of shares in each Fund. In addition, with the exception of Standby Income Fund, a CDSC of 1.0% applies to redemptions of shares made within one year after the date of their purchase. No such charge is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of the purchase payments. In determining whether a CDSC is payable, it is assumed that the redemption is made from the earliest purchase payments(s) that remain invested in the Funds. To determine if amounts are available for redemption free of any CDSC, all of your purchase payments (reduced by any amounts previously withdrawn) are aggregated, and the current value of all shares to be redeemed is aggregated. All CDSC's are paid to the Distributor.

         The CDSC is waived for redemptions of shares by: (1) current or retired directors, trustees, partners, officers and employees of a Trust, the Portfolio Trust, the Distributor, the Advisor or any Portfolio Advisor, certain family members of the above persons, and trusts or plans primarily for such persons;
(2) trustees or other fiduciaries purchasing shares for certain retirement plans and (3) participants in certain pension, profit-sharing or employee benefit plans that are sponsored by the Distributor and its affiliates.

         The CDSC is also waived for exchanges of shares (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase); for redemptions in connection with mergers, acquisitions and exchange offers; for distributions from qualified retirement plans and other employee benefit plans; for distributions from custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), or IRAs due to death, disability or attainment of age 59 1/2; for tax-free returns of excess contributions to IRAs; and for any partial or complete redemptions following the death or disability of a shareholder, provided the redemption is made within one year of death or initial determination of disability.

REDUCED INITIAL SALES CHARGES

AGGREGATION

         Sales charge discounts are available for certain aggregated investments. Investments which may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts, which may include purchases through employee benefit plans such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by trustees or other fiduciaries may also be aggregated if the investments are: (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above; or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, other than employee benefit plans described above; or (3) for a common trust fund or other pooled account not specifically formed for the purpose of accumulating Fund shares. Purchases made for nominee or street name accounts (securities held in the name of a Dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES

         To qualify for a reduced sales charge, you may combine concurrent purchases of shares of two or more Funds (other than the Standby Income Fund). For example, if you concurrently invest $25,000 in one Fund and $25,000 in another Fund, the sales charge would be reduced to reflect a $50,000 purchase.

RIGHT OF ACCUMULATION

         Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of a Fund at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings. For any such right of accumulation to be made available, the Transfer Agent must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

LETTER OF INTENT

         Reduced sales charges are applicable to purchases aggregating a minimum of $25,000 for the Income Opportunity Fund, the Bond Fund, and the Standby Income Fund and $50,000 for each other Touchstone Fund, of the shares of the Fund made within a 24 month period starting with the first purchase pursuant to a Letter of Intent. The Letter of Intent is not a binding obligation to purchase any amount of shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of shares of the Fund presently held on the date of the first purchase under the Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in the Letter of Intent, the investor will be notified and must pay, within 20 days of the expiration of such Letter, the difference between the sales charge on the shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through the Letter. Shares equal to 5% of the intended amount will be held in escrow during the 24 month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under the Letter of Intent must be 5% of the dollar amount of such Letter. If, during the term of such Letter, a purchase brings the total amount invested to an amount equal to or in excess of the amount indicated in the Letter, the purchaser will be entitled on that purchase and subsequent purchases to the reduced percentage sales charge which would be applicable to a single purchase equal to the total dollar value of the shares then being purchased under such Letter, but there will not be a retroactive reduction of the sales charges on any previous purchase. The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter.

         YOU MUST ADVISE YOUR FINANCIAL ADVISOR IF YOU QUALIFY FOR A REDUCTION IN SALES CHARGE USING ONE OR ANY COMBINATION OF THE METHODS DESCRIBED ABOVE.

WAIVER OF SALES CHARGE

         Sales charges do not apply to shares of the Funds purchased: (1) by registered representatives or other employees (and their immediate family members) of broker/dealers, banks or other financial institutions having agreements with the Distributor; (2) by any director, officer or other employee (and their immediate family members) of (A) The Western and Southern Life Insurance Company or any of its affiliates, (B) any Portfolio Advisor; (C) RogersCasey; (D) Investors Bank & Trust Company; (E) the Transfer Agent; and (F) those firms that provide legal, accounting, public relations or other services to the Distributor or Advisor; (3) by clients of any Portfolio Advisor or of RogersCasey who are referred to the Distributor by a Portfolio Advisor or RogersCasey; (4) in accounts as to which a broker-dealer charges an asset management fee, provided the broker-dealer has an agreement with the Distributor; (5) as part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Fund; (6) as part of certain promotional programs established by the Fund and/or Distributor; (7) by one or more members of a group of persons engaged in a common business, profession, civic or charitable endeavor or other activity and retirees and immediate family members of such persons pursuant to a marketing program between the Distributor and such group; (8) by bank trust departments; and (9) through Processing Organizations described in this Prospectus.

         There is no initial sales charge on your purchase of shares in a Roth IRA or Roth Conversion IRA if (1) you purchase the shares with the proceeds of a redemption made within the previous 180 days from another mutual fund complex and (2) you paid an initial sales charge or a contingent deferred sales charge on your investment in the other mutual fund complex.

         Immediate family members are defined as the spouse, parents, siblings, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

         Exemptions must be qualified in advance by the Distributor. Your investment professional should call the Distributor for more information.

                              TAXATION OF THE FUNDS

         The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Code.

         To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

         As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         Each Fund shareholder will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund. To the extent that the Fund earns taxable net investment income, the Fund intends to designate as taxable dividends the same percentage of each dividend as its taxable net investment income bears to its total net investment income earned. Therefore, the percentage of each dividend designated as taxable, if any, may vary.

FOREIGN TAXES

         Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary.

         If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the corresponding Fund, which have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

         The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OF SHARES

         Any gain or loss realized by a shareholder upon the sale or other disposition of any Class of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

FOREIGN WITHHOLDING TAXES

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING

         A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS

         The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

                             PERFORMANCE INFORMATION

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

YIELD:

         Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended December 31, 1997, the Funds' yields were as follows:

    Balanced                                                                 Bond
 Fund - Class A    Balanced    Income Opportunity        Income         Fund - Class A      Bond Fund -        Standby
                    Fund -       Fund - Class A       Opportunity                             Class C          Income
                    Class C                          Fund - Class C                                             Fund


     2.14%           1.43%           10.32%              10.14%             6.55%              5.18%            5.29%

         For the 7-day period ended December 31, 1997, the Standby Income Fund's yield was 7.16%.

TOTAL RETURN - CLASS A SHARES

         A Fund's standardized average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate non-standardized total return figures which represent aggregate (not annualized) performance over any period or year-by-year performance, such as the following.

 AVERAGE ANNUAL
  TOTAL RETURN       Emerging      International       Growth &                        Income
(INCLUDING SALES      Growth           Equity           Income        Balanced        Opportunity         Bond           Standby
     CHARGE)       Fund - Class A  Fund - Class A    Fund - Class A  Fund - Class A  Fund - Class A   Fund - Class A   Income Fund**
For the Year
Ended 12/31/97          24.7            8.9%             13.7%           12.4              4.3%           2.2%              5.2%

For the Period
10/3/94* to
12/31/97               18.48%          4.88%            19.88%          16.11%           13.53%          6.66%              5.21%

 AVERAGE ANNUAL
  TOTAL RETURN
 (WITHOUT SALES
     CHARGE)

For the Year
Ended 12/31/97          32.2%          15.6%             20.7%           19.3%             9.5%           7.3%               5.2%

For the Period
10/3/94 * to
12/31/97               20.66%          6.81%            22.09%          18.24%           15.25%          8.28%              5.21%

    AGGREGATE
  TOTAL RETURN
(INCLUDING SALES
     CHARGE)

For the Year
Ended 12/31/97          24.7%           8.9%            13.7%            12.4%             4.3%           2.2%               5.2%

For the Period
10/3/94 * to
12/31/97                73.4%          16.7%            80.2%            62.4%            51.0%          23.3%              17.9%

    AGGREGATE
  TOTAL RETURN
 (WITHOUT SALES
     CHARGE)

For the Year
Ended 12/31/97          32.2%          15.6%           22.09%            19.3%             9.5%           7.3%               5.2%

For the Period
10/3/94 * to
12/31/97                84.01%         23.86%          91.15%            72.30%           58.55%         29.46%             17.92%

------------

*Commencement of operations

**Standby Income Fund may be purchased and redeemed at net asset value.

TOTAL RETURN - CLASS C SHARES

         A Fund's standardized average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate non-standardized total return figures which represent aggregate (not annualized) performance over any period or year-by-year performance, such as the following

     AVERAGE         Emerging      International      Growth &       Balanced          Income         Bond
  ANNUAL TOTAL     Growth Fund     Equity Fund -     Income Fund   Fund - Class C    Opportunity      Fund-
     RETURN         - Class C         Class C         - Class C                    Fund - Class C    Class C
For the Year
Ended 12/31/97        30.67%          14.73%           19.16%         18.37%          8.59%          6.37%

For the Period
10/3/94* to           19.44%           6.03%           21.30%         17.35%          14.38%         7.48%
12/31/97

    AGGREGATE
  TOTAL RETURN

For the Year
Ended 12/31/97        30.67%          14.73%           19.16%         18.37%          8.59%          6.37%

For the Period
10/3/94* to           78.0%            20.9%            87.2%          68.1%          54.7%          26.4%
12/31/97

------------------------

* Commencement of operations


         Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the corresponding Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the corresponding Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services, to the performance of various indices and investments for which reliable performance data is available. The performance figures of unmanaged indices may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The performance of the Funds may also be compared to averages, performance ratings, or other information prepared by recognized mutual fund statistical services. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, The New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, The Wall Street Journal and CDA/Wiesenberger Investment Companies Services.

                              FINANCIAL STATEMENTS

         The following financial statements for the Trust and the Standby Income Fund at and for the fiscal periods indicated are incorporated herein by reference from their current reports to shareholders filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.


TOUCHSTORE SERIES TRUST - Class A* (other than the Value Plus Fund and the Standby Income Fund)


         Schedule of Investments, December 31, 1997
         Statement of Assets and Liabilities, December 31, 1997
         Statement of Operations, for the year ended December 31, 1997 Statement of Changes in Net Assets for the years ended December 31, 1997 and December 31, 1996
         Financial Highlights
         Notes to Financial Statements
         Report of Independent Accountants


TOUCHSTORE SERIES TRUST - Class A* (other than Touchstone Standby Income Fund)


         Schedule of Investments, June 30, 1998
         Statement of Assets and Liabilities, June 30, 1998
         Statement of Operations, for the period ended June 30, 1998
         Statement of Changes in Net Assets for the periods ended June 30, 1998 and June 30, 1997
         Financial Highlights
         Notes to Financial Statements

STANDBY INCOME FUND

         Schedule of Investments, December 31, 1997
         Statement of Assets and Liabilities, December 31, 1997
         Statement of Operations, for the year ended December 31, 1997 Statement of Changes in Net Assets for the years ended December 31, 1997 and December 31, 1996
         Financial Highlights
         Notes to Financial Statements
         Report of Independent Accountants

         Schedule of Investments, June 30, 1998
         Statement of Assets and Liabilities, June 30, 1998
         Statement of Operations, for the period ended June 30, 1998
         Statement of Changes in Net Assets for the periods ended June 30, 1998 and June 30, 1997
         Financial Highlights
         Notes to Financial Statements


* The outstanding shares of each series of Touchstone Series Trust (formerly Select Advisors Trust A), other than the Standby Income Fund, were redesignated as Class A shares effective at the close of business on December 31, 1998.

DISTRIBUTOR
Touchstone Securities, Inc.            TOUCHSTONE SERIES TRUST
311 Pike Street
Cincinnati, Ohio  45202                TOUCHSTONE EMERGING GROWTH FUND
                                       TOUCHSTONE INTERNATIONAL EQUITY FUND
                                       TOUCHSTONE INCOME OPPORTUNITY FUND
                                       TOUCHSTONE VALUE PLUS FUND
                                       TOUCHSTONE GROWTH & INCOME FUND
INVESTMENT ADVISOR OF EACH FUND        TOUCHSTONE BALANCED FUND
Touchstone Advisors, Inc.              TOUCHSTONE BOND FUND
311 Pike Street                        TOUCHSTONE STANDBY INCOME FUND
Cincinnati, Ohio  45202
                                       Class A, Class C and Class Y Shares


TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8518
Boston, Massachusetts 02266-8518


ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT
Investors Bank & Trust Company         Statement of Additional Information
200 Clarendon Street                   January 4, 1999
Boston, Massachusetts  02116


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109


LEGAL COUNSEL
Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio  45202

ITEM 23.   EXHIBITS:

           (a1)  Amended Declaration of Trust of the Trust.(1)

           (a2)  Amendment to Amended Declaration of Trust of the Trust.(3)

           (a3) Form of Amendment No. 5 to Amended Declaration of Trust of the Trust.(6)

           (b)   Amended By-Laws of the Trust.(1)

           (c)   Inapplicable.

           (d1) Amended Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. ("Touchstone").(7)

           (d2)  Investment Sub-Advisory Agreement between Touchstone and David
                 L. Babson and Company with respect to Emerging Growth Fund.(7)

           (d3) Investment Sub-Advisory Agreement between Touchstone and Westfield Capital Management Company with respect to Emerging Growth Fund.(7)

           (d4) Investment Sub-Advisory Agreement between Touchstone BEA Associates with respect to International Equity Fund.(7)

           (d5) Investment Sub-Advisory Agreement between Touchstone and Scudder Kemper Investments, Inc. with respect to Growth & Income Fund.(7)

           (d6) Investment Sub-Advisory Agreement between Touchstone and Fort Washington Investment Advisors, Inc. with respect to Value Plus Fund.(7)

           (d7) Investment Sub-Advisory Agreement between Touchstone and Alliance Capital Management, L.P. with respect to Income Opportunity Fund.(7)

           (d8) Investment Sub-Advisory Agreement between Touchstone and OpCap Advisors with respect to Balanced Fund.(7)

           (d9) Investment Sub-Advisory Agreement between Touchstone and Fort Washington Investment Advisors, Inc. with respect to Bond Fund.(7)

           (d10) Investment Sub-Advisory Agreement between Touchstone and Fort Washington Investment Advisors, Inc., with respect to Touchstone Standby Income Fund.(1)

           (e)   Distribution Agreement.(5)

           (f)   Inapplicable.

           (g)   Custodian Agreement.(5)

           (h1)  Administration Agreement.(2)

           (h2)  Transfer Agency Agreement.(5)

           (h3)  Amended Sponsor Agreement.(5)

           (h4)  Fund Accounting Agreement.(2)

           (i)   Opinion of counsel.(7)

           (j)   Consent of independent accountants.(7)

           (k)   Inapplicable.

           (l)   Investment letter of initial shareholders.(5)

           (m) Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").(5)

           (n)   Financial Data Schedules.(6)

           (o)   Rule 18f-3 Multiclass Allocation Plan.(7)

(1) Incorporated herein by reference from post-effective amendment No. 2 to the Registration Statement as filed with the SEC on April 29, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 3 to the Registration Statement as filed with the SEC on February 28, 1997.

(3) Incorporated herein by reference from post-effective amendment No. 5 to the Registration Statement as filed with the SEC on February 13, 1998.

(4) Incorporated herein by reference from post-effective amendment No. 6 to the Registration Statement as filed with the SEC on April 28, 1998.

(5) Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC on July 30, 1998.

(6)     Filed herein.

(7)     To be filed by amendment.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

        Inapplicable.





ITEM 25. INDEMNIFICATION.


Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph
(b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this Section 5.3 a "Disinterested Trustee" is one
(i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Touchstone Advisors, Inc. ("Touchstone Advisors") serves as investment advisor to each series of the Trust.


Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Advisors. Unless otherwise noted, the principal business address of these individuals is Touchstone Advisors, Inc., 311 Pike Street, Cincinnati, Ohio 45202. Unless otherwise specified, none of the officers and directors of Touchstone Advisors serve as officers and Trustees of the Trust.

                            POSITIONS AND OFFICES
                               WITH TOUCHSTONE            POSITION AND OFFICES
NAME                              ADVISORS                WITH THE REGISTRANT

James N. Clark*             Director                      none

Edward G. Harness, Jr.      Director, President           Chairman of the Board,
                            and Chief Executive           President and Chief
                            Officer                       Financial Officer

William F. Ledwin*          Director                      none

Donald J. Wuebbling*        Director, Secretary           none
                            and Chief Legal
                            Officer

James J. Vance*             Treasurer                     Treasurer

Edward S. Heenan*           Vice President and            Controller
                            Controller

Richard K. Taulbee*         Vice President                none

Patricia Wilson             Chief Compliance Officer      none

Robert F. Morand*           Assistant Secretary           none

Robert A. Dressman*         Assistant Treasurer           none

Timothy D. Speed*           Assistant Treasurer           none


*Principal business address is 400 Broadway, Cincinnati, Ohio 45202

ITEM 27.  PRINCIPAL UNDERWRITERS.


(a) Touchstone Securities, Inc. ("Touchstone"), the distributor of the Shares of the Trust, also serves as principal underwriter for other investment companies.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone. Unless otherwise noted, the principal business address of these individuals is Touchstone Securities, Inc., 311 Pike Street, Cincinnati, Ohio 45202. Unless otherwise specified, none of the officers and directors of Touchstone serve as officers and Trustees of the Trust.


                             POSITIONS AND OFFICES
                               WITH TOUCHSTONE           POSITION AND OFFICES
NAME                              SECURITIES              WITH THE REGISTRANT
[S]                           [C]                        [C]

James N. Clark*               Director                   none

Edward G. Harness, Jr.        Director and Chief         Chairman of the Board,
                              Executive Officer          President and Chief
                                                         Executive Officer

Edward S. Heenan*             Controller                     Controller

William F. Ledwin*            Director                       none

Donald J. Wuebbling*          Director                       none

James J. Vance                Treasurer                      Treasurer

Richard K. Taulbee*           Vice President                 none

Carl A. Ramsey**              Vice President                 none

E. Duane Clay**               Vice President                 none

Patricia Wilson               Chief Compliance Officer       none

J. Thomas Lancaster*          Treasurer                      none

Robert F. Morand*             Secretary                      none


*    Principal business address is 400 Broadway, Cincinnati, Ohio 45202.
**   Principal Business address is 8901 Indian Hills Drive, Omaha, Nebraska
     68114.

(c)  Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.


Select Advisors Trust A
311 Pike Street
Cincinnati, OH 45202

Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, OH 45202
(investment advisor)

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(administrator, custodian and fund accounting agent)

Touchstone Securities, Inc.
311 Pike Street
Cincinnati, OH 45202
(distributor)


ITEM 29. MANAGEMENT SERVICES.

        Not applicable.

ITEM 30.  UNDERTAKINGS.

        Inapplicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its Registration Statement (the "Registration Statement") to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 3rd day of November, 1998.




                                        SELECT ADVISORS TRUST A

                                        By: /S/ Andrew S. Josef
                                            ----------------------------------
                                            Andrew S. Josef, Secretary



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 3, 1998.



SIGNATURE                                      TITLE



/s/ EDWARD G. HARNESS, JR.                     Trustee, President, Chief
----------------------------------             Executive Officer and
Edward G. Harness, Jr.                         Chairman of the Board


/s/ WILLIAM J. WILLIAMS                        Trustee
----------------------------------
William J. Williams


/s/ JOSEPH S. STERN, JR.                       Trustee
----------------------------------
Joseph S. Stern, Jr.


/s/ PHILLIP R. COX                             Trustee
----------------------------------
Phillip R. Cox


/s/ DAVID POLLAK                               Trustee
----------------------------------
David Pollak


/s/ ROBERT E. STAUTBERG                        Trustee
----------------------------------
Robert E. Stautberg


/s/ JAMES J. VANCE                             Treasurer (Principal Financial
----------------------------------             Officer and Principal Accounting
James J. Vance                                 Officer)

                                  EXHIBIT INDEX


EXHIBIT NO.    DESCRIPTION


      (a3)     Form of Amendment No. 5 to Amended Declaration of Trust of the
               Trust.

      (n)      Financial Data Schedules.